As filed with the Securities and Exchange Commission on December 2, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900


                     Date of fiscal year end: March 31, 2004

                  Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


                                    [GRAPHIC]



SEPTEMBER 30, 2004
(UNAUDITED)

AUSTIN GLOBAL EQUITY FUND
SEMI-ANNUAL REPORT

                               TABLE OF CONTENTS

                    A Message to Our Shareholders        1

                    Portfolio Profile                    4

                    Schedule of Investments              5

                    Statement of Assets and Liabilities 10

                    Statement of Operations             11

                    Statements of Changes in Net Assets 12

                    Financial Highlights                13

                    Notes to Financial Statements       14

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AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

The Austin Global Equity Fund (the "Fund") ended its semi-annual period on September 30, 2004 with a net asset value of $16.56, achieving a positive return of 0.49% for the six-month period. This compares with an net asset value of $16.48 at the close of the fiscal year ended March 31st. While the gain was modest it does compare favorably with a 0.14% decline in our benchmark, the Morgan Stanley Capital International World Index ("MSCI"). Additionally, we are pleased with the Fund's year-to-date performance of 6.50% versus a gain of 2.48% for the MSCI. For a longer term perspective, the Fund's one-, five- and ten-year average annual returns for the period ended September 30 were 25.84%, 0.78%, and 9.06%, respectively. For the same one-, five- and ten-year periods, these returns compare favorably to our benchmark returns of 17.10%, -1.60%, and 6.80%, respectively. (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL (800) 754-8759.)

The Fund's top performers for the period continued from our investments in the energy sector. As we have written previously, our positive long term outlook on the energy sector is reflected by its significant weighting in the Fund. The stocks that are benefiting from high energy prices can be found in various industries, from the obvious integrated oil and gas companies (ConocoPhillips) and exploration and production Companies (EnCana Corp.) to the lesser known coal companies such as Fording Canadian Coal Trust and transportation companies such as Tsakos Energy Navigation, Ltd. Perhaps more important than the leverage these companies have toward rising energy (both crude oil and natural gas) prices is that each one of our investments has company-specific dynamics that are positive and fit within the "bottom up" portion of our investment process. Partially due to high energy prices and perhaps geopolitical uncertainty, many investors had some mid-year worries about the current economic expansion. This had an impact on consumer related stocks, as well as companies in the technology and financial service sectors. Although our investments in these businesses underperformed, we believe that this was due primarily to short term market factors and does not reflect any long term impairment in intrinsic value of these companies.

ACTIVITY

The six-month period was a relatively active one. The rotational nature of the market presented us with many opportunities to invest in companies at attractive prices. Among the significant new investments and/or additions to current investments were: ABN Amro Holdings NV, Cresud SA, ADR, Aioi Insurance Co., Ltd., Cap Gemini SA, Carter Holt Harvey, Ltd., ENI SpA, EnCana Corp., Heineken Holding NV, Hutchison Whampoa, Ltd., Investor AB, Liberty Media Corp., Saks, Inc., Swisscom AG, Sycamore Networks, Inc., Tsakos Energy Navigation, Ltd., United Utilities plc and Watts Water Technologies, Inc. Because the portfolio was fully invested at the end of the fiscal year, investments that were either trimmed and/or sold to accommodate our purchases were: American Express Co., Catalina Marketing Corp., Comcast Corp., ConocoPhillips, DIRECTV Group, Inc., Estee Lauder Cos., Inc., GlaxoSmithKline plc, ADR, Groupe Danone, JDS Uniphase Corp., Merck KGaA, NDCHealth Corp., Phoenix Cos., Inc., Randstad Holding NV, Rio Tinto plc, ADR, Trinity Mirror plc and Veritas DGC, Inc.

SELECTED STOCK HIGHLIGHTS

Liberty Media Corp. ("Liberty") is a company we revisited recently. After beginning the year at roughly $10 per share, the stock sank to under $8.50, well below our estimation of the company's break up value. As energy prices rose and

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

investors got increasingly nervous, many consumer related stocks were sold. Media as a sector was particularly shunned, whether the company was a content provider, newspaper, or cable company. Liberty is, for all intents and purposes, a closed-end media fund run by John Malone. Investors are a (rightfully so) fickle community and have strong opinions of Malone-many of which are negative. That said his investment record over the long term has been quite impressive. Additionally, in recent years we have seen a number of transactions in the media business. General Electric's purchase of Bravo from Cablevision comes to mind as a highlight of the inherent value in such assets. Liberty owns interests in Encore, Starz!, Discovery, TV Guide, Fox, USA and QVC among others. We believe that Liberty is very undervalued, affording us solid upside potential.

A large position which we have increased is Heineken Holding NV ("Heineken"), the holding company for the ubiquitous beer brand. Heineken produces and distributes its beverages internationally. Its brands other than the namesake include Amstel, Murphy's and Red Stripe as well as a number of regional brands from Europe to Asia. Beer companies are traditionally viewed as defensive within the investment community. With an economic rebound afoot and some softening in demand for beer (perhaps due to the latest low carbohydrate diet craze) shares of Heineken have slumped versus major indexes and are generally considered cheap and attractive. At what we believe to be a reasonable price we are partial owners of a well-managed, one of a kind brand that has historically been a price leader in the industry. We remain confident that people will continue to drink beer regardless of any economic cycle or whatever the new preferred method of losing weight. Finally, Heineken Holding historically has traded between a 10-15% discount to its operating company.

We purchased a modest position in retailer Saks, Inc. ("Saks"), which is mainly known for its luxury Saks Fifth Avenue store. In addition, the company operates a hodge podge of lesser known retailers across the country. We have never really been particularly attracted to the traditional retail business and have had our share of missteps investing in this sector, Home Depot notwithstanding. Many companies in this sector are trading below real estate values due to an uncertain outlook and fierce competition. In general, we like to own companies with tangible assets such as real estate. The draw of Saks stock therefore was not a dicey bet on a pickup in holiday sales or a latest fashion trend (which other managers may practice), but an investment in one of the higher quality and undervalued real estate assets in the retail sector. The company owns a fairly high number of its properties (about 40% of gross square footage according to one research report) including its flagship store in one of the most prime locations in the world. This is not to completely overlook what we think, conservatively, is a decent retail business and a consumer franchise. However it is the real estate that's the key to our assessment of value in this case and provides a nice valuation cushion. We purchased the shares at a discount to book value in early September.

     The six-month period ended September 30th could be described as listless, with no real move in either direction for the broad market indices. This appears to have frustrated many market participants. We continue to believe in our energy investment thesis, recognizing that there will certainly be bumps in the road as aggressive traders create volatility. Other sectors that have grabbed our interest of late include some down and out technology companies, specifically within the telecom equipment and semiconductor industries. As always, we will seek to invest in only those companies that can weather the current storm in their respective industries and are particularly well financed. We will write more about this subject and other topics in our year-end report.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Thank you for your continued investment and confidence in the Fund.

Sincerely,

/s/
Peter A. Vlachos

/s/
David Rappa

Peter A. Vlachos
David E. Rappa

INVESTING OVERSEAS INVOLVES SPECIAL RISKS, INCLUDING THE VOLATILITY OF CURRENCY EXCHANGE RATES AND, IN SOME CASES, POLITICAL AND ECONOMIC INSTABILITY, AND RELATIVELY ILLIQUID MARKETS. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND'S MANAGERS AS OF SEPTEMBER 30, 2004 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. THE MSCI WORLD INDEX MEASURES THE PERFORMANCE OF A DIVERSE RANGE OF GLOBAL STOCK MARKETS IN THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE INDEX IS UNMANAGED AND EXCLUDES THE EFFECT OF ANY EXPENSES WHICH MAY HAVE BEEN DEDUCTED FROM THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN ANY INDEX.

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING (800) 754-8759. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (11/04)

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
PORTFOLIO PROFILE
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

      % OF TOTAL INVESTMENTS

                                    [CHART]

United States                              28.4%
Japan                                      11.0%
Netherlands                                 9.6%
Switzerland                                 8.9%
United Kingdom                              6.3%
Canada                                      6.1%
Hong Kong                                   3.8%
Money Market Fund                           3.7%
Norway                                      3.3%
France                                      3.1%
Germany                                     2.3%
Greece                                      2.1%
Singapore                                   2.0%
Spain                                       1.9%
Italy                                       1.6%
Sweden                                      1.2%
Brazil                                      1.1%
New Zealand                                 1.1%
Finland                                     1.0%
Argentina                                   0.9%
Money Market Deposit Account                0.4%
Australia                                   0.2%

                       % OF TOTAL INVESTMENTS
                       Financials                   20.1%
                       Industrials                  18.0%
                       Consumer Discretionary       13.4%
                       Energy                       11.2%
                       Consumer Staples             10.5%
                       Healthcare                   10.1%
                       Materials                     5.7%
                       Telecommunication Services    4.1%
                       Money Market Funds            3.7%
                       Utilities                     1.9%
                       Information Technology        0.9%
                       Money Market Deposit Account  0.4%

See Notes to Financial Statements.    4

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SHARES              SECURITY DESCRIPTION                   COST        VALUE
------ ----------------------------------------------- ------------ ------------

COMMON STOCK -- 95.4%

       ARGENTINA -- 0.9%
20,000 Cresud SA, ADR                                  $    226,108 $    231,980
                                                       ------------ ------------

       AUSTRALIA -- 0.2%
 1,841 News Corp., Ltd., ADR                                 35,026       57,679
                                                       ------------ ------------

       BRAZIL -- 1.1%
12,000 Unibanco -- Uniao de Bancos Brasileiros SA, GDR      261,030      290,760
                                                       ------------ ------------

       CANADA -- 6.0%
14,201 EnCana Corp.                                         437,008      657,506
11,000 Fording Canadian Coal Trust                          253,514      615,670
10,000 National Bank of Canada                              267,657      346,648
                                                       ------------ ------------
                                                            958,179    1,619,824
                                                       ------------ ------------

       FINLAND -- 1.0%
20,500 Metso Corp.                                          265,496      263,012
                                                       ------------ ------------

       FRANCE -- 3.1%
 2,000 Cap Gemini SA                                         48,863       47,022
 6,500 CNP Assurances                                       310,470      422,218
 5,000 Eurazeo                                              138,170      354,280
                                                       ------------ ------------
                                                            497,503      823,520
                                                       ------------ ------------

       GERMANY -- 2.3%
 9,000 Merck KGaA                                           261,076      508,599
 2,000 RWE AG                                                99,577       95,386
                                                       ------------ ------------
                                                            360,653      603,985
                                                       ------------ ------------

       GREECE -- 2.1%
10,000 Coca-Cola Hellenic Bottling Co. SA                   118,189      215,363
10,000 Tsakos Energy Navigation, Ltd.                       293,190      351,500
                                                       ------------ ------------
                                                            411,379      566,863
                                                       ------------ ------------

       HONG KONG -- 3.8%
40,000 Guoco Group, Ltd.                                    307,552      339,829
   455 HSBC Holdings plc                                      6,178        7,235

                                      5      See Notes to Financial Statements.

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

     SHARES         SECURITY DESCRIPTION             COST        VALUE
     ------- ----------------------------------- ------------ ------------

             HONG KONG
      40,000 Hutchison Whampoa, Ltd.             $    280,865 $    312,899
     150,000 SCMP Group, Ltd.                          74,886       64,439
     250,000 Swire Pacific, Ltd., Class B             215,614      301,357
                                                 ------------ ------------
                                                      885,095    1,025,759
                                                 ------------ ------------

             ITALY -- 1.6%
      25,000 Arnoldo Mondadori Editore SpA            185,107      236,601
       9,000 ENI SpA                                  193,281      201,651
                                                 ------------ ------------
                                                      378,388      438,252
                                                 ------------ ------------

             JAPAN -- 10.9%
      85,000 Aioi Insurance Co., Ltd.                 227,996      339,337
      20,000 Futaba Industrial Co., Ltd.              223,993      336,433
          20 Millea Holdings, Inc.                    277,145      257,678
      60,000 Mitsui Sumitomo Insurance Co., Ltd.      304,192      494,851
       6,000 Nippon Broadcasting System, Inc.         193,457      277,639
      80,000 Nisshinbo Industries, Inc.               394,350      537,858
      30,000 Toyota Industries Corp.                  545,947      681,849
                                                 ------------ ------------
                                                    2,167,080    2,925,645
                                                 ------------ ------------

             NETHERLANDS -- 9.5%
      18,794 ABN Amro Holdings NV                     351,802      426,928
      13,000 Akzo Nobel NV                            448,850      459,031
      18,750 Heineken Holding NV, Class A             527,049      503,941
       7,294 Hunter Douglas NV                        233,221      335,098
      16,000 Randstad Holding NV                      237,563      579,467
      25,475 Wegener NV CVA                           233,543      249,956
                                                 ------------ ------------
                                                    2,032,028    2,554,421
                                                 ------------ ------------

             NEW ZEALAND -- 1.1%
     200,000 Carter Holt Harvey, Ltd.                 319,221      304,133
                                                 ------------ ------------

See Notes to Financial Statements.    6

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

      SHARES         SECURITY DESCRIPTION            COST        VALUE
     --------- --------------------------------- ------------ ------------

               NORWAY -- 3.3%
        39,600 Farstad Shipping A/S              $    378,949 $    394,147
         3,000 Ganger Rolf A/S                         90,647       90,916
        30,000 Smedvig ASA, Class A                   303,180      392,186
                                                 ------------ ------------
                                                      772,776      877,249
                                                 ------------ ------------

               SINGAPORE -- 2.0%
     1,200,000 Chuan Hup Holdings, Ltd.               370,273      459,729
       875,000 Hotung Investment Holdings, Ltd.+       83,422       78,750
                                                 ------------ ------------
                                                      453,695      538,479
                                                 ------------ ------------

               SPAIN -- 1.9%
        15,000 Altadis SA                             350,750      510,462
                                                 ------------ ------------

               SWEDEN -- 1.2%
        30,000 Investor AB, Class A                   306,101      317,299
                                                 ------------ ------------

               SWITZERLAND -- 8.9%
        10,000 Compagnie Financiere Richemont         224,136      276,688
           500 Gurit-Heberlein AG, Class B            361,190      357,572
         2,200 Nestle SA                              464,194      503,884
        11,000 Novartis AG                            495,704      512,693
         1,000 Rieter Holding AG                      263,364      270,681
         1,300 Swisscom AG                            434,923      450,789
                                                 ------------ ------------
                                                    2,243,511    2,372,307
                                                 ------------ ------------

               UNITED KINGDOM -- 6.3%
        10,142 British Land Co., plc                  133,831      136,542
         9,000 Diageo plc, ADR                        381,215      453,870
         2,000 Rio Tinto plc, ADR                     120,933      217,300
        27,000 Trinity Mirror plc                      76,142      321,484
        18,000 Unilever plc                           173,029      146,492
        41,000 United Utilities plc                   400,380      412,134
                                                 ------------ ------------
                                                    1,285,530    1,687,822
                                                 ------------ ------------

                                      7      See Notes to Financial Statements.

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SHARES               SECURITY DESCRIPTION                   COST           VALUE
------- ----------------------------------------------- ------------    ------------

        UNITED STATES -- 28.2%
  5,000 Automatic Data Processing, Inc.                 $    202,802    $    206,600
 13,000 Baker Hughes, Inc.                                   430,526         568,360
 10,000 Burlington Northern Santa Fe Corp.                   322,510         383,100
  6,000 Comcast Corp., Class A+                              164,484         169,440
  1,000 ConocoPhillips                                        72,710          82,850
  4,000 Estee Lauder Cos., Inc.                              126,770         167,200
 25,000 GenCorp, Inc.                                        287,022         338,750
  8,000 HCA, Inc.                                            333,511         305,200
 37,000 Input/Output, Inc.+                                  294,666         381,470
  5,000 International Flavors & Fragrances, Inc.             187,367         191,000
 30,000 Kos Pharmaceuticals, Inc.+                           164,913       1,068,300
 13,000 Liberty Media Corp., Class A+                        114,300         113,360
  4,000 MBIA, Inc.                                           163,993         232,840
  5,000 Mercantile Bankshares Corp.                          230,694         239,800
  5,000 NewAlliance Bancshares, Inc.                          70,523          71,750
 15,000 Popular, Inc.                                        255,482         394,500
 13,000 Saks, Inc.                                           159,932         156,650
 15,000 Schering-Plough Corp.                                270,329         285,900
  6,000 Scholastic Corp.+                                    175,347         185,340
 43,000 Sycamore Networks, Inc.+                             165,840         162,540
  2,000 Tejon Ranch Co.+                                      72,180          75,300
 52,000 Tellabs, Inc.+                                       389,268         477,880
 15,000 Time Warner, Inc.+                                   252,177         242,100
 29,000 Veritas DGC, Inc.+                                   257,142         660,620
 15,000 Watts Water Technologies, Inc., Class A              282,454         402,750
                                                        ------------    ------------
                                                           5,446,942       7,563,600
                                                        ------------    ------------

Total Common Stock                                        19,656,491      25,573,051
                                                        ------------    ------------

MONEY MARKET FUND -- 3.7%
996,712 Citi/SM/ Institutional Liquid Reserves, Class A      996,712         996,712
                                                        ------------    ------------

See Notes to Financial Statements.    8

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   PRINCIPAL         SECURITY DESCRIPTION              COST         VALUE
   --------- ------------------------------------- ------------  ------------

   MONEY MARKET DEPOSIT ACCOUNT -- 0.4%
   $107,017  Citibank Money Market Deposit Account $    107,017  $    107,017
                                                   ------------  ------------

   Total Investments -- 99.5%                      $ 20,760,220* $ 26,676,780
                                                   ------------  ------------

   Other Asset and Liabilities, Net -- 0.5%                           128,059
                                                                 ------------

   NET ASSETS -- 100.0%                                          $ 26,804,839
                                                                 ============

----------------------------------------------
+    Non-income producing security.
ADR  American Depositary Receipt.
GDR  Global Depositary Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $6,073,923
             Gross Unrealized Depreciation                (157,363)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $5,916,560

                                      9      See Notes to Financial Statements.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
     Total investments, at value (Cost $20,760,220)                                                       $26,676,780
     Foreign currency (Cost $54,463)                                                                           55,247
     Receivables:
        Fund shares sold                                                                                       50,000
        Investment securities sold                                                                            297,043
        Interest and dividends                                                                                 67,666
        From affiliate                                                                                          1,295
     Prepaid expense                                                                                            2,884
                                                                                                          -----------
Total Assets                                                                                               27,150,915
                                                                                                          -----------
LIABILITIES
     Payables:
        Investment securities purchased                                                                       276,091
     Accrued liabilities:
        Investment adviser fees                                                                                32,376
        Trustees' fees and expenses                                                                               245
        Other expenses                                                                                         37,364
                                                                                                          -----------
Total Liabilities                                                                                             346,076
                                                                                                          -----------
NET ASSETS                                                                                                $26,804,839
                                                                                                          ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                                                                      $24,082,610
     Accumulated undistributed (distributions in excess of) net investment income                            (165,088)
     Net realized gain (loss) on investments and foreign currency transactions                             (3,029,781)
     Unrealized appreciation (depreciation) on investments and foreign currency translations                5,917,098
                                                                                                          -----------
NET ASSETS                                                                                                $26,804,839
                                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     Based on net assets of $26,804,839 and 1,618,885 shares outstanding (unlimited shares authorized)    $     16.56
                                                                                                          -----------

See Notes to Financial Statements.    10

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend income (net of foreign tax withholding $31,998)                                         $   296,873
                                                                                                      -----------
Total Investment Income                                                                                   296,873
                                                                                                      -----------
EXPENSES
     Investment adviser fees                                                                              195,206
     Administrator fees                                                                                    32,534
     Transfer agency fees                                                                                  11,151
     Custodian fees                                                                                        13,332
     Accountant fees                                                                                       25,883
     Registration fees                                                                                      7,150
     Professional fees                                                                                     14,134
     Trustees' fees and expenses                                                                              626
     Miscellaneous expenses                                                                                11,563
                                                                                                      -----------
Total Expenses                                                                                            311,579
     Fees waived                                                                                             (410)
                                                                                                      -----------
Net Expenses                                                                                              311,169
                                                                                                      -----------
NET INVESTMENT INCOME (LOSS)                                                                              (14,296)
                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
     Net realized gain (loss) on investments                                                            1,526,428
     Net realized gain (loss) on foreign currency transactions                                            (14,707)
     Net realized gain (loss) on the disposal of investments in violation of restrictions                  30,849
                                                                                                      -----------
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions                               1,542,570
                                                                                                      -----------
     Net change in unrealized appreciation (depreciation) on investments                               (1,423,942)
     Net change in unrealized appreciation (depreciation) on foreign currency translations                   (565)
                                                                                                      -----------
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations  (1,424,507)
                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS                                                                                   118,063
                                                                                                      -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                     $   103,767
                                                                                                      ===========

                                      11     See Notes to Financial Statements.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                  Six Months Ended    Year Ended
                                                                                 September 30, 2004 March 31, 2004
-                                                                                ------------------ --------------
OPERATIONS
   Net investment income (loss)                                                     $   (14,296)     $  (138,176)
   Net realized gain (loss) on investments and foreign currency transactions          1,511,721          340,205
   Net realized gain (loss) on the disposal of investments in violation of
     restrictions                                                                        30,849               --
   Net change in unrealized appreciation (depreciation) on investments and
     foreign currency translations                                                   (1,424,507)       8,825,374
                                                                                    -----------      -----------
Increase (Decrease) in Net Assets from Operations                                       103,767        9,027,403
                                                                                    -----------      -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                                     1,150,332        8,836,257
   Redemption of shares                                                              (1,067,764)      (7,446,495)
   Redemption fees                                                                        1,588           80,389
                                                                                    -----------      -----------
Increase (Decrease) from Capital Share Transactions                                      84,156        1,470,151
                                                                                    -----------      -----------
Increase (Decrease) in Net Assets                                                       187,923       10,497,554
NET ASSETS
   Beginning of period                                                               26,616,916       16,119,362
                                                                                    -----------      -----------
   End of period (a)                                                                $26,804,839      $26,616,916
                                                                                    ===========      ===========
SHARE TRANSACTIONS
   Sale of shares                                                                        70,459          687,861
   Redemption of shares                                                                 (66,863)        (594,285)
                                                                                    -----------      -----------
Increase (Decrease) in Shares                                                             3,596           93,576
                                                                                    ===========      ===========
(a) Accumulated undistributed (distributions in excess of) net investment income    $  (165,088)     $  (150,792)
                                                                                    -----------      -----------

See Notes to Financial Statements.    12

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                          Six Months
                                             Ended                      Years Ended March 31,
-                                        September 30,   -------------------------------------------------
                                             2004           2004       2003      2002      2001      2000
-                                        -------------   -------     -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                    $ 16.48      $ 10.59     $ 14.42   $ 15.10   $ 27.96   $ 16.58
                                            -------      -------     -------   -------   -------   -------
INVESTMENT OPERATIONS
 Net investment income (loss)                 (0.01)       (0.08)      (0.05)    (0.13)    (0.18)    (0.21)
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                0.09         5.92       (3.80)    (0.50)   (10.67)    11.59
                                            -------      -------     -------   -------   -------   -------
Total from Investment Operations               0.08         5.84       (3.85)    (0.63)   (10.85)    11.38
                                            -------      -------     -------   -------   -------   -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net realized gain (loss) on investments
   and foreign currency transactions             --           --          --     (0.10)    (2.01)       --
                                            -------      -------     -------   -------   -------   -------
Total Distributions to Shareholders              --           --          --     (0.10)    (2.01)       --
                                            -------      -------     -------   -------   -------   -------
 Redemption fee(a)                               --(b)      0.05        0.02      0.05        --        --
                                            -------      -------     -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD              $ 16.56      $ 16.48     $ 10.59   $ 14.42   $ 15.10   $ 27.96
                                            =======      =======     =======   =======   =======   =======
TOTAL RETURN                                   0.49%(c)    55.62%(d)  (26.56)%   (3.85)%  (40.15)%   68.64%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's
  omitted)                                  $26,805      $26,617     $16,119   $27,698   $27,081   $42,521
Ratios to Average Net Assets:
 Net investment income (loss)                 (0.11)%(e)   (0.65)%     (0.34)%   (0.86)%   (0.89)%   (1.06)%
 Net expenses                                  2.39%(e)     2.55%       2.49%     2.34%     2.19%     2.24%
 Gross expenses(f)                             2.39%(e)     2.55%       2.49%     2.34%     2.19%     2.24%
PORTFOLIO TURNOVER RATE                          59%          72%         33%       45%       60%       49%

----------------------------------------------
(a)Calculated based on average shares outstanding during the period.
(b)Less than $0.01 per share.
(c)Total Return for periods less than one year are not annualized.
(d)The Fund's total return calculation includes proceeds received on November 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. Excluding the effect of this payment from the Fund's ending net asset value per share, total return for the year ended March 31, 2004 would have been 54.20%.
(e)Annualized.
(f)The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or expense reimbursements.

                                      13     See Notes to Financial Statements.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to the Austin Global Equity Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 8, 1993. The Fund seeks capital appreciation by investing primarily in common stock and securities convertible into common stock.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

SECURITY  TRANSACTIONS,   INVESTMENT  INCOME  AND  REALIZED  GAIN  AND  LOSS  --
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

FOREIGN CURRENCIES -- Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES -- The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION -- The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

REDEMPTION FEE -- The Fund charges a redemption fee of 1.00% of net asset value of shares redeemed if the shares are owned less than 180 days. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. The Fund collected $1,588 in redemption fees for the six months ended September 30, 2004.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER -- Austin Investment Management, Inc. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the average daily net assets of the Fund.

ADMINISTRATION  AND OTHER  SERVICES -- Citigroup  Global  Transaction  Services,
through   its   various   affiliates   (collectively   "Citigroup"),    provides
administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION -- Forum Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor receives no compensation from the Fund for its distribution services.

Certain Trustees and Officers of the Trust are Directors or Officers of the aforementioned companies. These persons are not paid by the Fund for serving in these capacities.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 4. WAIVER OF FEES

Citigroup voluntarily waived a portion of its fees. These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2004, fees waived were as follows:

                  Transfer Agency Accountant Total Fees Waived
                  --------------- ---------- -----------------
                       $351          $59           $410

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases  and the  proceeds  from sales of  investment  securities,
other  than  short-term   investments,   were   $15,354,187   and   $15,682,015,
respectively, for the six months ended September 30, 2004.

Trading inconsistent with the Fund's nonfundamental investment policies resulted in (1) a loss to the Fund in July 2004 for which the Adviser reimbursed the Fund in October 2004, (2) gains in April and July 2004, and (3) a loss in August 2004 for which it is expected the Adviser will reimburse the Fund upon final determination of the actual loss to the Fund. Losses affected the Fund's total return by (0.06)% and gains by 0.18%.

NOTE 6. PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 754-8759 and on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, 2004 is available, without charge and upon request, by calling (800) 754-8759 and on the SEC's website at http://www.sec.gov.

NOTE 7. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 8. SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 through September 30, 2004.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ACTUAL EXPENSES -- The "Actual Return" row in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period. The Fund charges an annual IRA maintenance fee of $25 and a redemption/exchange fee, which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by these amounts.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES -- The "Hypothetical Return" row in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund charges an annual IRA maintenance fee of $25 and a redemption/exchange fee, which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by these amounts.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as a redemption/exchange fee. Therefore, the "Hypothetical Return" row in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          Beginning         Ending        Expenses   Annual
                        Account Value   Account Value    Paid During Expense
                        April 1, 2004 September 30, 2004 Period/(1)/  Ratio
    -                   ------------- ------------------ ----------- -------
    Actual Return         $1,000.00       $1,004.86        $12.01     2.39%
    Hypothetical Return   $1,000.00       $1,013.09        $12.06     2.39%

----------------------------------------------
(1)Equals the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION

                              INVESTMENT ADVISER
                      Austin Investment Management, Inc.
                        70 East 55th Street, 8th Floor
                           New York, New York 10022

                                TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                           AUSTIN GLOBAL EQUITY FUND
                                 P.O. Box 446
                              Two Portland Square
                             Portland, Maine 04112
                                (800) 754-8759

        BAINBRIDGE              SEMI-ANNUAL REPORT
         CAPITAL                SEPTEMBER 30, 2004
     MANAGEMENT, LLC            (UNAUDITED)

                                INVESTORS BOND FUND
                                TAXSAVER BOND FUND


                             (GRAPHIC-GREEK TEMPLE)

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                             SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                    A Message to Our Shareholders         1

                    Schedules of Investments

                     Investors Bond Fund                  2
                     TaxSaver Bond Fund                   4

                    Statements of Assets and Liabilities  7

                    Statements of Operations              8

                    Statements of Changes in Net Assets   9

                    Financial Highlights                 10

                    Notes to Financial Statements        11

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                             September 30, 2004

Dear Shareholder:

     We are pleased to present our semi-annual report for Investors Bond Fund and TaxSaver Bond Fund for the period ended September 30, 2004. The report includes a review of financial highlights and our perspective on the financial markets for the past six months. As of the end of the period, net assets in the Funds totaled nearly $30.1 million.

     To  present a general  overview  of the  investment  climate,  the last six months have been witness to a "see-saw" effect in the capital markets. Strengthening equity and fixed income markets on the heels of a less accommodative Federal Reserve monetary policy helped to solidify funds that invest in municipal bonds and other fixed income securities. Geopolitical issues and the increasing price of oil continues to challenge the investment landscape.

     Investors Bond Fund completed the most recent review period with a total return of 1.07%, outpacing the Lipper Corporate Debt Funds (BBB rated) Average of 0.62%. In addition, TaxSaver Bond Fund's total return performance of 1.92% exceeded the Lipper General Municipal Debt Funds Average of 1.08%.

     Each Fund has a maximum 3.75% sales charge which is reduced based on the dollar amount invested in the Funds. Including the maximum sales charge, Investors Bond Fund's one-, five-, and ten-year average annual returns for the period ended September 30 were 0.63%, 7.09%, and 7.08%, respectively. For these same periods, TaxSaver Bond Fund's returns were 1.72%, 5.12%, and 5.37%, respectively. (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE PLEASE CALL 800-943-6786.)

     The returns of both Funds represent a disciplined approach to fixed income management. Emphasis on credit quality, a reluctance to trade on general whims in the economy and shortening of the overall maturity/duration in the portfolios are basic portfolio management tenets. Underlying diversification, per security issue, continues to be a portfolio management benchmark.

     Our portfolio management team has maintained its investment discipline and remains focused on long-term investing. This approach to portfolio management has, we believe, benefited our shareholders throughout a variety of different markets. We appreciate your continued trust and confidence in us and THANK YOU for investing in our Funds. Feel free to call at 800-943-6786 or contact your local investment professional with any questions.

Bainbridge Capital Management, LLC
Investment Advisors

THE VIEWS IN THIS REPORT ARE THOSE OF BAINBRIDGE CAPITAL MANAGEMENT AS OF SEPTEMBER 30, 2004 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE. THE LIPPER AVERAGES ARE COMPILED BY LIPPER, INC., AN INDEPENDENT MUTUAL FUND RESEARCH AND RATING SERVICE. EACH LIPPER AVERAGE REPRESENTS A UNIVERSE OF FUNDS THAT ARE SIMILAR IN INVESTMENT OBJECTIVE. THE LIPPER AVERAGES ARE NOT INVESTMENT PRODUCTS AVAILABLE FOR PURCHASE.

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER EACH FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING 800-943-6786. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (11/04)

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

 PRINCIPAL                                 SECURITY DESCRIPTION                                 RATE  MATURITY    VALUE
----------- ----------------------------------------------------------------------------------- ----  -------- ------------
CORPORATE BONDS & NOTES - 54.7%
$   750,000 American Electric Power Co., Inc., Series A                                         6.13%  5/15/06 $    786,578
     27,000 Bank United, MTN, Series A                                                          8.00   3/15/09       31,519
    711,000 Comerica Bank                                                                       8.38   7/15/24      862,185
    474,000 Cummins, Inc.                                                                       6.45    3/1/05      482,295
  1,000,000 DPL, Inc.                                                                           8.25    3/1/07    1,085,000
  1,010,000 DPL, Inc.                                                                           6.88    9/1/11    1,075,650
    750,000 Ford Motor Credit Co.                                                               7.88   6/15/10      837,486
    500,000 General Motors Acceptance Corp.                                                     7.75   1/19/10      550,029
    500,000 Lehman Brothers Holdings                                                            7.20   8/15/09      571,687
    316,000 Leucadia National Corp.                                                             8.65   1/15/27      325,480
    750,000 Merrill Lynch & Co., Series CPI++                                                   3.86    3/2/09      752,490
    316,000 Sears Roebuck Acceptance Corp.                                                      6.70  11/15/06      336,723
    500,000 United Health Group, Inc.                                                           7.50  11/15/05      526,684
                                                                                                               ------------
Total Corporate Bonds & Notes (Cost $7,972,153)                                                                   8,223,806
                                                                                                               ------------
MUNICIPAL BONDS - 15.2%
  1,305,918 Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation Certificates,
            Coffee Regional Medical Center Office Building Project, Series B^                   9.00   12/1/12    1,343,424
    882,378 Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation Certificates,
            Coffee Regional Medical Center Office Building Project, Series B, ACA Insured, CBI^ 9.00   12/1/12      945,618
                                                                                                               ------------
Total Municipal Bonds (Cost $2,283,257)                                                                           2,289,042
                                                                                                               ------------
U.S. TREASURY NOTES - 20.2%
  3,000,000 U.S. Treasury Notes (Cost $3,027,006)                                               3.63   7/15/09    3,037,266
                                                                                                               ------------

  SHARES
-----------
COMMON STOCK - 0.1%
        741 Conseco, Inc.+ (Cost $1,020,233)                                                                         13,086
                                                                                                               ------------
PREFERRED STOCK - 3.3%
     20,000 PNC Capital Trust (Cost $500,000)                                                   6.13                492,200
                                                                                                               ------------
WARRANTS - 5.0%
      2,964 Conseco, Inc.+                                                                                            9,485
     27,600 National Commerce Capital Trust                                                                         738,576
                                                                                                               ------------
Total Warrants (Cost $750,766)                                                                                      748,061
                                                                                                               ------------
MONEY MARKET FUND - 0.5%
     67,324 Citi/SM/ Institutional Trust Liquid Reserves Class A (Cost $67,324)                                      67,324
                                                                                                               ------------

See Notes to Financial Statements.      2

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

 PRINCIPAL                                 SECURITY DESCRIPTION                                                   VALUE
----------- -----------------------------------------------------------------------------------                ------------
MONEY MARKET DEPOSIT ACCOUNT - 0.1%
    19,790 Citibank Money Market Deposit Account (Cost $19,790)                                                $     19,790
                                                                                                               ------------
Total Investments - 99.1% (Cost $15,640,529)*                                                                    14,890,575
Other Assets and Liabilities, Net - 0.9%                                                                            131,612
                                                                                                               ------------
NET ASSETS - 100.0%                                                                                            $ 15,022,187
                                                                                                               ============

                    PORTFOLIO HOLDINGS (AS OF 9/30/04)
                    % OF TOTAL INVESTMENTS

                    Corporate Bonds & Notes         55.2%
                    Municipal Bonds                 15.4%
                    U.S. Treasury Notes             20.4%
                    Common Stocks                    0.1%
                    Preferred Stocks                 3.3%
                    Warrants                         5.0%
                    Money Market Fund                0.5%
                    Money Market Deposit Account     0.1%

----------
++Variable Rate Security.

^Denotes a restricted security which is subject to restrictions on resale under Federal securities law. As of September 30, 2004, these securities amounted to $2,289,042, which represents 15.2% of Net Assets. Following is additional information on each restricted security:

                              SECURITY                                ACQUISITION DATE    COST
                              --------                                ---------------- ----------
Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation
Certificates, Coffee Regional Medical Center Office Building Project,
Series B                                                                 10/31/2001    $1,347,076
Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation
Certificates, Coffee Regional Medical Center Office Building Project,    10/10/1997    $  746,495
Series B, ACA Insured, CBI                                               12/15/1997    $  189,686

+Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $   282,630
            Gross Unrealized Depreciation              $(1,032,584)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $  (749,954)

ACA  AmericanCapital Access

CBI   Certificateof Bond Insurance

MTN  MediumTerm Note

See Notes to Financial Statements.    3

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

 PRINCIPAL                                 SECURITY DESCRIPTION                                  RATE  MATURITY    VALUE
----------- ----------------------------------------------------------------------------------- -----  -------- ------------
MUNICIPAL BONDS - 93.2%
ARIZONA - 3.6%
$   500,000 Gila County, AZ, IDA, Cobre Valley Community Hospital, Healthcare RV, ACA
            Insured                                                                              6.00%  12/1/20 $    536,510
                                                                                                                ------------
ARKANSAS - 2.1%
    305,000 Crossett, AR, PCR, Georgia-Pacific Corp. Project                                     4.88   10/1/07      309,118
                                                                                                                ------------
DISTRICT OF COLUMBIA - 3.6%
    500,000 District of Columbia, Educational Facilities RV, American University, AMBAC Insured  5.75   10/1/16      538,945
                                                                                                                ------------
ILLINOIS - 1.0%
    170,000 Illinois Development Finance Authority RV, Community Rehabilitation Providers
            Facilities Acquisition Program, Partially P/R                                        8.25    8/1/12      158,139
                                                                                                                ------------
LOUISIANA - 15.5%
  1,000,000 Calcasieu Parish, LA, IDA RV, Occidental Petroleum Project                           4.80   12/1/06    1,044,850
  1,000,000 Louisiana Public Facilities Authority, Healthcare RV, Extended Care Facilities
            Community-Care Corp.                                                                11.00    2/1/14    1,277,300
                                                                                                                ------------
                                                                                                                   2,322,150
                                                                                                                ------------
MAINE - 1.7%
    250,000 Baileyville, ME, PCR, Georgia-Pacific Corp. Project                                  4.75    6/1/05      251,725
                                                                                                                ------------
MINNESOTA - 6.5%
  1,000,000 International Falls, MN, PCR, Boise Cascade Corp. Project                            5.50    4/1/23      978,430
                                                                                                                ------------
MISSOURI - 3.1%
    465,000 Kansas City, MO, IDA RV, Owens-Illinois, Inc. Project                                4.90  12/31/08      466,237
                                                                                                                ------------
NEW HAMPSHIRE - 0.6%
     90,000 New Hampshire, HEHFA RV, Franklin Pierce College Project                             6.00   10/1/13       90,108
                                                                                                                ------------
NEW JERSEY - 5.8%
    770,000 Essex County, NJ, Improvement Authority RV, Utilities System East Orange
            Franchise, MBIA Insured                                                              6.00    7/1/18      864,826
                                                                                                                ------------
OHIO - 32.0%
    740,000 Hamilton, OH, GO Bonds, One Renaissance Center, Series A, AMBAC Insured              5.50   11/1/16      826,328
    300,000 Lebanon, OH, Electric RV, AMBAC Insured                                              5.50   12/1/17      337,377
    500,000 Lorain County, OH, Hospital RV, Catholic Healthcare Project, Series A                5.63   10/1/16      546,100
    215,000 Montgomery County, OH, GO Bonds                                                      5.30   12/1/10      233,769
    615,000 Northwest, OH, GO Bonds, FGIC Insured                                                5.50   12/1/12      707,982
  1,000,000 Ohio State Air Quality Development Authority, PCR, Environmental Improvement,
            United States Steel Corp. Project                                                    5.00   11/1/15    1,089,310
    500,000 Ohio State Building Authority, Lease RV, Arts Building Fund Project, Series A        5.50    4/1/16      559,560
    500,000 Ohio State Water Development Authority, PCR, Toledo Edison Co. Project, Series B     4.50    9/1/33      506,240
                                                                                                                ------------
                                                                                                                   4,806,666
                                                                                                                ------------

See Notes to Financial Statements.    4

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

 PRINCIPAL                                SECURITY DESCRIPTION                                 RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------------- -----  -------- ------------
OKLAHOMA - 1.3%
$   195,000 Claremore, OK, Public Works Authority Capital Improvement, Sales Tax RV, ETM,
            MBIA Insured                                                                       5.00%  6/1/05  $    199,417
                                                                                                              ------------
PENNSYLVANIA - 5.3%
    385,000 Bucks County, PA, IDA RV, Personal Care, Remarketed 11/15/93, ETM, Series A       10.00  5/15/19       635,027
    150,000 Horizon Hospital System Authority, PA, Hospital RV, Horizon Hospital System, Inc.
            Project                                                                            6.35  5/15/16       157,662
                                                                                                              ------------
                                                                                                                   792,689
                                                                                                              ------------
PUERTO RICO - 1.9%
    250,000 Commonwealth of Puerto Rico, Fuel Sales Tax RV, Public Improvement Project,
            Series A                                                                           5.50   7/1/16       285,757
                                                                                                              ------------
VIRGIN ISLANDS - 1.4%
    200,000 Virgin Islands, PFA RV, Gross Receipts Taxes Lien, Series A                        5.63  10/1/10       214,742
                                                                                                              ------------
WASHINGTON - 7.8%
    465,000 Pierce County, WA, HFA RV                                                          6.00  12/1/28       463,484
    735,000 Vancouver, WA, HFA RV, Springbrook Square Project, Series B                        6.00   3/1/31       711,796
                                                                                                              ------------
                                                                                                                 1,175,280
                                                                                                              ------------
Total Municipal Bonds (Cost $13,283,370)                                                                        13,990,739
                                                                                                              ------------

  SHARES
-----------
MONEY MARKET FUND - 5.0%
    757,081 Dreyfus Municipal Cash Management Plus Fund (Cost $757,081)                                            757,081
                                                                                                              ------------
Total Investments - 98.2% (Cost $14,040,451)*                                                                 $ 14,747,820
Other Assets and Liabilities, Net - 1.8%                                                                           272,770
                                                                                                              ------------
NET ASSETS - 100.0%                                                                                           $ 15,020,590
                                                                                                              ============

See Notes to Financial Statements.    5

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                    PORTFOLIO HOLDINGS (AS OF 9/30/04)
                    % OF TOTAL INVESTMENTS

                    Arizona                          3.6%
                    Arkansas                         2.1%
                    District of Columbia             3.7%
                    Illinois                         1.1%
                    Louisiana                       15.5%
                    Maine                            1.7%
                    Minnesota                        6.6%
                    Missouri                         3.2%
                    New Hampshire                    0.6%
                    New Jersey                       5.9%
                    Ohio                            32.6%
                    Oklahoma                         1.4%
                    Pennsylvania                     5.4%
                    Puerto Rico                      1.9%
                    Virgin Islands                   1.5%
                    Washington                       8.0%

----------
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $750,537
              Gross Unrealized Depreciation              $(43,168)
                                                         --------
              Net Unrealized Appreciation (Depreciation) $707,369

ACA     AmericanCapital Access
AMBAC   AmericanMunicipal Bond Assurance Corporation
ETM     Escrowedto Maturity
FGIC    FinancialGuaranty Insurance Company
GO      GeneralObligation
HEHFA   HigherEducation & Health Facilities Authority
HFA     HousingFinance Authority
IDA     IndustrialDevelopment Authority
MBIA    MunicipalBond Insurance Association
P/R     Prerefunded
PCR     PollutionControl Revenue
PFA     PublicFinance Authority
RV      RevenueBonds

See Notes to Financial Statements.    6

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                   INVESTORS    TAXSAVER
                                                                                   BOND FUND    BOND FUND
                                                                                   ---------    ---------
ASSETS
   Total investments, at value
    (Cost $15,640,529 and $14,040,451, respectively)                              $14,890,575  $14,747,820
   Cash                                                                                62,182       89,031
   Receivables:
    Interest and dividends                                                            145,155      251,381
   Prepaid expenses                                                                     2,822        1,281
                                                                                  -----------  -----------
Total Assets                                                                       15,100,734   15,089,513
                                                                                  -----------  -----------
LIABILITIES
   Payables:
    Dividends                                                                          57,894       48,413
   Accrued Liabilities:
    Investment advisor fees                                                             1,169        1,366
    Trustees' fees and expenses                                                           137          142
    Other expenses                                                                     19,347       19,002
                                                                                  -----------  -----------
Total Liabilities                                                                      78,547       68,923
                                                                                  -----------  -----------
NET ASSETS                                                                        $15,022,187  $15,020,590
                                                                                  ===========  ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                                $16,067,964  $14,264,682
   Accumulated undistributed (distributions in excess of) net investment income           224           --
   Accumulated net realized gain (loss) on investments                               (296,047)      48,539
   Unrealized appreciation (depreciation) on investments                             (749,954)     707,369
                                                                                  -----------  -----------
NET ASSETS                                                                        $15,022,187  $15,020,590
                                                                                  ===========  ===========
SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)                         1,403,276    1,384,450
                                                                                  ===========  ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                    $     10.71  $     10.85
                                                                                  ===========  ===========
OFFERING PRICE PER SHARE (NAV / (1-MAXIMUM SALES LOAD))                           $     11.13  $     11.27
                                                                                  ===========  ===========
MAXIMUM SALES LOAD                                                                       3.75%        3.75%
                                                                                  ===========  ===========

See Notes to Financial Statements.    7

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                         INVESTORS  TAXSAVER
                                                                         BOND FUND  BOND FUND
                                                                         ---------  ---------
INVESTMENT INCOME
   Interest income                                                       $ 362,629  $365,762
   Dividend income                                                          43,999     1,378
                                                                         ---------  --------
Total Investment Income                                                    406,628   367,140
                                                                         ---------  --------
EXPENSES
   Investment advisor fees                                                  30,577    29,739
   Administrator fees                                                        7,644     7,435
   Transfer agency fees                                                     11,854    10,233
   Shareholder servicing fees                                               19,111    18,587
   Custodian fees                                                            3,878     2,877
   Accountant fees                                                          21,766    21,713
   Professional fees                                                        10,757    10,288
   Registration fees                                                         2,499     2,498
   Trustees' fees and expenses                                                 377       365
   Miscellaneous expenses                                                    5,648     6,284
                                                                         ---------  --------
Total Expenses                                                             114,111   110,019
   Fees waived                                                             (41,492)  (39,389)
                                                                         ---------  --------
Net Expenses                                                                72,619    70,630
                                                                         ---------  --------
NET INVESTMENT INCOME (LOSS)                                               334,009   296,510
                                                                         ---------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                  (5,428)    1,327
   Net change in unrealized appreciation (depreciation) on investments    (204,418)  (27,740)
                                                                         ---------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (209,846)  (26,413)
                                                                         ---------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $ 124,163  $270,097
                                                                         =========  ========

See Notes to Financial Statements.    8

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED MARCH 31, 2004 AND SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                 INVESTORS               TAXSAVER
                                                                                 BOND FUND              BOND FUND
                                                                           ---------------------  ---------------------
                                                                              AMOUNT     SHARES      AMOUNT     SHARES
                                                                             ------      ------     ------      ------
NET ASSETS -- MARCH 31, 2003                                               $15,697,486            $18,124,590
                                                                           -----------            -----------
OPERATIONS
  Net investment income (loss)                                                 792,039                595,345
  Net realized gain (loss) on investments                                      359,147                134,016
  Net change in unrealized appreciation (depreciation) on investments          299,915                202,220
                                                                           -----------            -----------
Increase (Decrease) in Net Assets from Operations                            1,451,101                931,581
                                                                           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                       (792,089)              (583,480)
  Net realized gain on investments                                                  --               (100,084)
                                                                           -----------            -----------
Total Distributions to Shareholders                                           (792,089)              (683,564)
                                                                           -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                             2,738,907   257,601      925,126    85,858
  Reinvestment of distributions                                                326,337    30,570      411,608    38,312
  Redemption of shares                                                      (3,280,559) (305,481)  (4,300,231) (403,396)
                                                                           -----------  --------  -----------  --------
Increase (Decrease) from Capital Share Transactions                           (215,315)  (17,310)  (2,963,497) (279,226)
                                                                           -----------  ========  -----------  ========
Increase (Decrease) in Net Assets                                              443,697             (2,715,480)
                                                                           -----------            -----------
NET ASSETS -- MARCH 31, 2004 (INCLUDING LINE (A))                          $16,141,183            $15,409,110
                                                                           -----------            -----------
OPERATIONS
  Net investment income (loss)                                                 334,009                296,510
  Net realized gain (loss) on investments                                       (5,428)                 1,327
  Net change in unrealized appreciation (depreciation) on investments         (204,418)               (27,740)
                                                                           -----------            -----------
Increase (Decrease) in Net Assets from Operations                              124,163                270,097
                                                                           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                       (334,009)              (296,510)
                                                                           -----------            -----------
Total Distributions to Shareholders                                           (334,009)              (296,510)
                                                                           -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                             1,419,513   134,438       41,093     3,835
  Reinvestment of distributions                                                106,687    10,111      165,065    15,462
  Redemption of shares                                                      (2,435,350) (232,025)    (568,265)  (53,903)
                                                                           -----------  --------  -----------  --------
Increase (Decrease) from Capital Share Transactions                           (909,150)  (87,476)    (362,107)  (34,606)
                                                                           -----------  ========  -----------  ========
Increase (Decrease) in Net Assets                                           (1,118,996)              (388,520)
                                                                           -----------            -----------
NET ASSETS -- SEPTEMBER 30, 2004 (INCLUDING LINE (B))                      $15,022,187            $15,020,590
                                                                           ===========            ===========
 (a) Accumulated undistributed (distributions in excess of) net investment
     income, March 31, 2004                                                $       224            $        --
                                                                           -----------            -----------
 (b) Accumulated undistributed (distributions in excess of) net investment
     income, September 30, 2004                                            $       224            $        --
                                                                           -----------            -----------

See Notes to Financial Statements.    9

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                    SIX MONTHS                  YEARS ENDED MARCH 31,
                                                      ENDED        ----------------------------------------------
                                                SEPTEMBER 30, 2004   2004     2003      2002       2001     2000
                                                ------------------  ----     ----     ----        ----     ----
-------------------------------------------------------------------------------------------------------------------
INVESTORS BOND FUND
NET ASSET VALUE, BEGINNING OF YEAR                   $ 10.83       $ 10.41  $  9.91  $ 10.11     $  9.74  $ 10.32
                                                     -------       -------  -------  -------     -------  -------
INVESTMENT OPERATIONS
   Net investment income (loss)                         0.23          0.51     0.59     0.63(a)     0.72     0.68
   Net realized and unrealized gain (loss) on
    investments                                        (0.12)         0.42     0.50    (0.20)(a)    0.37    (0.58)
                                                     -------       -------  -------  -------     -------  -------
Total from Investment Operations                        0.11          0.93     1.09     0.43        1.09     0.10
                                                     -------       -------  -------  -------     -------  -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                               (0.23)        (0.51)   (0.59)   (0.63)      (0.72)   (0.68)
                                                     -------       -------  -------  -------     -------  -------
Total Distributions to Shareholders                    (0.23)        (0.51)   (0.59)   (0.63)      (0.72)   (0.68)
                                                     -------       -------  -------  -------     -------  -------
NET ASSET VALUE, END OF YEAR                         $ 10.71       $ 10.83  $ 10.41  $  9.91     $ 10.11  $  9.74
                                                     =======       =======  =======  =======     =======  =======
TOTAL RETURN(B)                                         1.07%(c)      9.15%   11.26%    4.32%      11.90%    1.13%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)          $15,022       $16,141  $15,697  $15,371     $13,372  $50,432
Ratios to Average Net Assets:
   Net investment income (loss)                         4.37%(e)      4.81%    5.79%    6.23%(a)    7.75%    6.90%
   Net expenses                                         0.95%(e)      0.95%    0.66%    0.95%       0.81%    0.70%
   Gross expenses(d)                                    1.49%(e)      1.42%    1.45%    1.57%       1.21%    1.05%
PORTFOLIO TURNOVER RATE                                   38%           88%      64%      81%         28%      34%
-------------------------------------------------------------------------------------------------------------------
TAXSAVER BOND FUND
NET ASSET VALUE, BEGINNING OF YEAR                   $ 10.86       $ 10.67  $ 10.42  $ 10.45     $ 10.05  $ 10.61
                                                     -------       -------  -------  -------     -------  -------
INVESTMENT OPERATIONS
   Net investment income                                0.21          0.43     0.42     0.44        0.45     0.48
   Net realized and unrealized gain (loss) on
    investments                                        (0.01)         0.25     0.30    (0.03)       0.40    (0.56)
                                                     -------       -------  -------  -------     -------  -------
Total from Investment Operations                        0.20          0.68     0.72     0.41        0.85    (0.08)
                                                     -------       -------  -------  -------     -------  -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                               (0.21)        (0.42)   (0.43)   (0.44)      (0.45)   (0.48)
   Net realized investment gains                          --         (0.07)   (0.04)      --          --       --
                                                     -------       -------  -------  -------     -------  -------
Total Distributions to Shareholders                    (0.21)        (0.49)   (0.47)   (0.44)      (0.45)   (0.48)
                                                     -------       -------  -------  -------     -------  -------
NET ASSET VALUE, END OF YEAR                         $ 10.85       $ 10.86  $ 10.67  $ 10.42     $ 10.45  $ 10.05
                                                     =======       =======  =======  =======     =======  =======
TOTAL RETURN(B)                                         1.92%(c)      6.54%    7.08%    4.05%       8.71%   (0.74)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)          $15,021       $15,409  $18,125  $20,216     $21,301  $29,180
Ratios to Average Net Assets:
   Net investment income                                3.99%(e)      3.98%    4.00%    4.22%       4.50%    4.68%
   Net expenses                                         0.95%(e)      0.95%    0.95%    0.95%       0.81%    0.60%
   Gross expenses(d)                                    1.48%(e)      1.47%    1.35%    1.36%       1.26%    1.16%
PORTFOLIO TURNOVER RATE                                    0%           18%      23%      27%         37%      25%

(a) As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Investors Bond Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets by 0.29%. Per share data, ratios, and supplementary data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b)  Total return calculations do not include sales charge.
(c)  Not annualized.
(d) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(e)  Annualized.

See Notes to Financial Statements.    10

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to Investors Bond Fund and TaxSaver Bond Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds are non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. The Funds commenced operations on October 2, 1989. Investors Bond Fund seeks to provide as high a level of current income consistent with capital preservation and prudent investment risk. TaxSaver Bond Fund seeks to provide a high level of current income exempt from Federal income tax.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

Each Fund values securities at fair value pursuant to procedures adopted by the Trust's Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Advisor believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is being amortized and accreted according to Federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

RESTRICTED SECURITIES-Restricted Securities are securities that may only be resold upon registration under Federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resale. The Funds' restricted securities are valued by an independent pricing service or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

NOTE 3. ADVISORY FEES, SERVICING FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISOR-Bainbridge Capital Management, LLC ("Bainbridge"), serves as investment advisor for the Funds. Bainbridge receives an advisory fee at an annual rate of 0.40% of each Fund's average daily net assets.

ADMINISTRATION AND OTHER SERVICES-Citigroup Global Transaction Services, through
its   various   affiliates   (collectively   "Citigroup"),    provides   certain
administration, portfolio accounting and transfer agency services to the Funds.

SHAREHOLDER SERVICE AGENT-Each Fund pays a shareholder servicing fee at an annual rate of up to 0.25% of the Fund's average daily net assets.

DISTRIBUTION-Forum   Fund  Services,   LLC  is  each  Fund's   distributor  (the
"Distributor"). The Distributor receives and may reallow to certain institutions the sales charge paid on purchases of the Fund's shares.

For the six months ended September 30, 2004, the Distributor retained $97 and $3 of the front-end sales charges assessed on the sale of Investors Bond Fund shares and TaxSaver Bond Fund shares, respectively.

Certain Trustees and officers of the Trust are directors, officers or employees of the aforementioned companies. These persons are not paid by the Funds for serving in these capacities.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Bainbridge has contractually undertaken to waive a portion of its fees and reimburse a portion of the Funds' expenses so that total expenses of each Fund will not exceed 0.95% of average net assets through July 31, 2005. Citigroup and the Distributor have voluntarily waived a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2004, fees waived were as follows:

                             INVESTMENT TRANSFER SHAREHOLDER TOTAL FEES
                              ADVISORY   AGENCY   SERVICING    WAIVED
                             ---------- -------- ----------- ----------
         Investors Bond Fund  $21,277    $1,104    $19,111    $41,492
         TaxSaver Bond Fund    20,431       371     18,587     39,389

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the six months ended September 30, 2004, were as follows:

                                    COST OF   PROCEEDS FROM SALES
                                   PURCHASES    AND MATURITIES
                                   ---------  -------------------
               Investors Bond Fund $5,525,469     $5,922,196
               TaxSaver Bond Fund          --        560,900

NOTE 6. PROXY VOTING GUIDELINES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 800-943-6786 and on the SEC's website at http://www.sec.gov. For the twelve months ended June 30, 2004, none of the securities held by the Funds were involved in a proxy vote and as a result the Funds had no proxy voting record to report.

NOTE 7. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

Effective June 30, 2004, the Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

NOTE 8. SHAREHOLDER EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


The following example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES-The "Actual Return" rows in the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period. Investors Bond Fund charges an annual IRA maintenance fee of $10 which is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES-The "Hypothetical Return" rows in the table below provide information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Investors Bond Fund charges an annual IRA maintenance fee of $10 which is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the "Hypothetical Return" rows in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          BEGINNING         ENDING        EXPENSES   ANNUAL
                        ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING EXPENSE
                        APRIL 1, 2004 SEPTEMBER 30, 2004 PERIOD/(1)/  RATIO
                        ------------- ------------------ ----------- -------
    INVESTORS BOND FUND
    Actual Return         $1,000.00       $1,010.71         $4.79     0.95%
    Hypothetical Return   $1,000.00       $1,020.31         $4.81     0.95%
    TAXSAVER BOND FUND
    Actual Return         $1,000.00       $1,019.15         $4.81     0.95%
    Hypothetical Return   $1,000.00       $1,020.31         $4.81     0.95%

(1) Equals the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

            FOR MORE INFORMATION                          BAINBRIDGE
                                                            CAPITAL
                                                        MANAGEMENT, LLC



                                                      INVESTORS BOND FUND

                                                       TAXSAVER BOND FUND

               TRANSFER AGENT
         Forum Shareholder Services
             Two Portland Square
             Portland, Maine 04101





                                                      Investors Bond Fund
                                                      TaxSaver Bond Fund
                                                          P.O. Box 446
                                                     Portland, Maine 04112
                                                          800-94FORUM

[LOGO]


H. M. Payson & Co.

ESTABLISHED 1854



                                                   SEMI-ANNUAL REPORT


                                                   SEPTEMBER 30, 2004
                                                   (UNAUDITED)

                                                   PAYSON
                                                   TOTAL RETURN FUND

                                                   PAYSON
                                                   VALUE FUND



                                    [GRAPHIC]

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                             SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                    Schedules of Investments:

                     Payson Total Return Fund             1
                     Payson Value Fund                    3

                    Statements of Assets and Liabilities  5

                    Statements of Operations              6

                    Statements of Changes in Net Assets   7

                    Financial Highlights                  8

                    Notes to Financial Statements        10

--------------------------------------------------------------------------------

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                 SECURITY
            SHARES              DESCRIPTION                VALUE
           -------- ----------------------------------- ------------
           COMMON STOCK -- 76.6%
           CHEMICALS AND ALLIED PRODUCTS -- 1.7%
              7,100 Abbott Laboratories                 $    300,756
                                                        ------------

           CONSUMER CYCLICAL -- 9.1%
             11,200 Home Depot, Inc.                         439,040
              4,000 Johnson Controls, Inc.                   227,240
              9,000 Polaris Industries, Inc.                 502,380
             19,500 TJX Cos., Inc.                           429,780
                                                        ------------
                                                           1,598,440
                                                        ------------

           CONSUMER STAPLES -- 5.3%
             10,300 Altria Group, Inc.                       484,512
              8,300 Procter & Gamble Co.                     449,196
                                                        ------------
                                                             933,708
                                                        ------------

           DOMESTIC DEPOSITORY INSTITUTIONS -- 2.0%
              8,000 State Street Corp.                       341,680
                                                        ------------

           ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT -- 0.8%
              6,500 Intel Corp.                              130,390
                                                        ------------

           ENERGY -- 8.8%
              5,200 ConocoPhillips                           430,820
              8,000 Exxon Mobil Corp.                        386,640
             10,050 Marathon Oil Corp.                       414,864
              6,000 Royal Dutch Petroleum Co. NY Shares
                     -- ADR                                  309,600
                                                        ------------
                                                           1,541,924
                                                        ------------

           FINANCIAL -- 10.4%
             13,000 Arthur J Gallagher & Co.                 430,690
             12,150 Citigroup, Inc.                          536,058
             14,000 MBNA Corp.                               352,800
             12,475 Washington Mutual, Inc.                  487,523
                                                        ------------
                                                           1,807,071
                                                        ------------

           HEALTH CARE -- 7.9%
              5,700 Cardinal Health, Inc.                    249,489
              8,400 Johnson & Johnson                        473,172

                                 SECURITY
             SHARES             DESCRIPTION                VALUE
            -------- ---------------------------------- ------------
            HEALTH CARE, CONTINUED
               7,500 Merck & Co., Inc.                  $    247,500
              13,600 Pfizer, Inc.                            416,160
                                                        ------------
                                                           1,386,321
                                                        ------------

            HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES -- 2.6%
               8,200 Best Buy Co., Inc.                      444,768
                                                        ------------

            INDUSTRIALS -- 11.9%
               4,500 General Dynamics Corp.                  459,450
              11,200 General Electric Co.                    376,096
               6,000 Ingersoll-Rand Co.                      407,820
               8,550 Pitney Bowes, Inc.                      377,055
               4,950 United Technologies Corp.               462,231
                                                        ------------
                                                           2,082,652
                                                        ------------

            INSURANCE CARRIERS -- 1.6%
               4,000 American International Group, Inc.      271,960
                   2 St. Paul Travelers Cos., Inc.                66
                                                        ------------
                                                             272,026
                                                        ------------

            NON-DEPOSITORY CREDIT INSTITUTIONS -- 2.0%
               5,520 Fannie Mae                              349,968
                                                        ------------

            TECHNOLOGY -- 11.7%
               4,800 Cisco Systems, Inc.+                     86,880
              11,700 Dell, Inc.+                             416,520
               2,000 Electronic Arts, Inc.+                   91,980
               9,500 First Data Corp.                        413,250
               3,800 IBM Corp.                               325,812
              17,000 Microsoft Corp.                         470,050
              10,150 Sungard Data Systems, Inc.+             241,265
                                                        ------------
                                                           2,045,757
                                                        ------------

            WHOLESALE TRADE-NONDURABLE GOODS -- 0.8%
               4,800 Sysco Corp.                             143,616
                                                        ------------
            Total Common Stock
             (cost $11,759,091)                           13,379,077
                                                        ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                 SECURITY
          PRINCIPAL             DESCRIPTION                 VALUE
          --------- ------------------------------------ ------------
          COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
          $  33,877 FHLMC Series 1678 C
                     (cost $33,343), 6.00%, 8/15/08      $     34,006
                                                         ------------

          CORPORATE BONDS & NOTES -- 11.6%
            200,000 Associates Corp. of North America,
                     6.10%, 1/15/05                           202,286
             20,000 Baltimore Gas & Electric, 6.63%,
                     3/15/08                                   21,946
            100,000 CIT Group, Inc., 7.38%, 4/2/07            109,731
             50,000 Daimlerchrysler North America
                     Holding Corp., 7.40%, 1/20/05             50,744
            250,000 Dow Chemical Co., 5.97%, 1/15/09          268,815
             50,000 Emerson Electric Co., 6.30%, 11/1/05       51,840
            200,000 Goldman Sachs Group, Inc., 6.65%,
                     5/15/09                                  222,945
            100,000 Household Finance Corp., 6.50%,
                     1/24/06                                  104,867
            200,000 Ingersoll-Rand Co., 6.58%, 12/5/05        208,217
            150,000 J.P. Morgan Chase & Co., 6.25%,
                     1/15/06                                  156,917
            150,000 Kraft Foods, Inc., 5.25%, 6/1/07          157,080
            200,000 New York Telephone Co., 6.00%,
                     4/15/08                                  212,664
             50,000 Pitney Bowes, Inc., 3.88%, 6/15/13         47,441
            150,000 Sears Roebuck Acceptance Corp.,
                     6.75%, 9/15/05                           155,096
             50,000 United Technologies Corp., 7.13%,
                     11/15/10                                  57,877
                                                         ------------
          Total Corporate Bonds & Notes
           (cost $1,939,415)                                2,028,466
                                                         ------------

          MORTGAGE-BACKED SECURITIES -- 0.1%
             14,897 GNMA Pool 394795
                     (cost $15,042), 7.50%, 10/15/10           15,911
                                                         ------------
          MONEY MARKET DEPOSIT ACCOUNT -- 1.0%
            173,789 Citibank Money Market Deposit
                     Account
                     (cost $173,789)                          173,789
                                                         ------------

                                SECURITY
           SHARES              DESCRIPTION                 VALUE
           ------- ----------------------------------- ------------
           MONEY MARKET FUNDS -- 10.6%
           868,036 Citi/SM/ Institutional Trust Liquid
                    Reserves Class A                   $    868,036
           989,321 Citi/SM/ Institutional Trust Cash
                    Reserves Class O                        989,321
                                                       ------------
           Total Money Market Funds
            (cost $1,857,357)                             1,857,357
                                                       ------------
           Total Investments -- 100.1%
            (cost $15,778,037)*                        $ 17,488,606
           Other Assets and Liabilities, Net -- (0.1%)      (26,549)
                                                       ------------
           NET ASSETS -- 100.0%                        $ 17,462,057
                                                       ============

                   PORTFOLIO HOLDINGS
                   % OF TOTAL INVESTMENTS

                   Common Stocks                       76.5%
                   Collateralized Mortgage Obligations  0.2%
                   Corporate Bonds & Notes             11.6%
                   Mortgage-Backed Securities           0.1%
                   Money Market Deposit Account         1.0%
                   Money Market Funds                  10.6%

-----------------
+ Non-income producing security

ADR     American Depositary Receipt
FHLMC   Federal Home Loan Mortgage Corporation
GNMA    Government National Mortgage Association

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation $2,190,289
                   Gross Unrealized Depreciation   (479,720)
                                                 ----------
                   Net Unrealized Appreciation
                    (Depreciation)               $1,710,569

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                    SECURITY
               SHARES              DESCRIPTION             VALUE
              --------    ----------------------------- ------------
              COMMON STOCK -- 97.8%
              CONSUMER CYCLICAL -- 13.5%
                10,000    Home Depot, Inc.              $    392,000
                 6,000    Johnson Controls, Inc.             340,860
                 8,000    Polaris Industries, Inc.           446,560
                20,000    TJX Cos., Inc.                     440,800
                 8,000    VF Corp.                           395,600
                                                        ------------
                                                           2,015,820
                                                        ------------

              CONSUMER STAPLES -- 5.9%
                 5,000    Altria Group, Inc.                 235,200
                 8,000    Coca-Cola Co.                      320,400
                 6,000    Procter & Gamble Co.               324,720
                                                        ------------
                                                             880,320
                                                        ------------

              ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT -- 3.0%
                15,000    Fairchild Semiconductor Corp.
                           Class A+                          212,550
                12,000    Intel Corp.                        240,720
                                                        ------------
                                                             453,270
                                                        ------------

              ENERGY -- 8.9%
                 8,000    ChevronTexaco Corp.                429,120
                 5,000    ConocoPhillips                     414,250
                10,000    Exxon Mobil Corp.                  483,300
                                                        ------------
                                                           1,326,670
                                                        ------------

              FINANCIAL -- 19.2%
                 9,000    Arthur J Gallagher & Co.           298,170
                10,000    Citigroup, Inc.                    441,200
                10,500    J P Morgan Chase & Co.             417,165
                 7,000    Marsh & McLennan Cos., Inc.        320,320
                10,000    MBNA Corp.                         252,000
                 6,000    North Fork Bancorp., Inc.          266,700
                10,000    Washington Mutual, Inc.            390,800
                 8,000    Wells Fargo & Co.                  477,040
                                                        ------------
                                                           2,863,395
                                                        ------------

                                 SECURITY
                SHARES          DESCRIPTION            VALUE
               -------- --------------------------- ------------
               FOOD & RELATED PRODUCTS -- 2.3%
                  7,000 Anheuser-Busch Cos., Inc.   $    349,650
                                                    ------------

               HEALTH CARE -- 12.1%
                  6,000 Baxter International, Inc.       192,960
                  7,000 Bristol-Myers Squibb Co.         165,690
                  5,000 Cardinal Health, Inc.            218,850
                  8,000 Johnson & Johnson                450,640
                  9,000 Merck & Co., Inc.                297,000
                 16,000 Pfizer, Inc.                     489,600
                                                    ------------
                                                       1,814,740
                                                    ------------

               INDUSTRIALS -- 14.2%
                  5,000 General Dynamics Corp.           510,500
                 12,000 General Electric Co.             402,960
                  8,000 Pitney Bowes, Inc.               352,800
                  7,000 Teleflex, Inc.                   297,500
                  6,000 United Technologies Corp.        560,280
                                                    ------------
                                                       2,124,040
                                                    ------------

               OIL & GAS EXTRACTION -- 4.1%
                  5,000 Anadarko Petroleum Corp.         331,800
                  6,000 Nabors Industries Ltd.+          284,100
                                                    ------------
                                                         615,900
                                                    ------------

               TECHNOLOGY -- 14.6%
                 12,000 Cisco Systems, Inc.+             217,200
                 10,000 Dell, Inc.+                      356,000
                  4,000 Electronic Arts, Inc.+           183,960
                  7,000 First Data Corp.                 304,500
                  4,000 IBM Corp.                        342,960
                 12,000 Microsoft Corp.                  331,800
                 15,000 Nokia OYJ -- ADR                 205,800
                 10,000 Sungard Data Systems, Inc.+      237,700
                                                    ------------
                                                       2,179,920
                                                    ------------
               Total Common Stock
                (cost $11,811,513)                    14,623,725
                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                 SECURITY
          SHARES                DESCRIPTION                   VALUE
         --------- -------------------------------------- ------------
         MONEY MARKET FUND -- 2.1%
          314,134  Citi/SM/ Institutional Liquid Reserves
                    Class A
                    (cost $314,134)                       $    314,134
                                                          ------------

         PRINCIPAL
         ---------
         MONEY MARKET DEPOSIT ACCOUNT -- 0.3%
         $ 36,544  Citibank Money Market Deposit
                    Account
                    (cost $36,544)                              36,544
                                                          ------------
         Total Investments -- 100.2%
          (cost $12,162,191)*                             $ 14,974,403
         Other Assets & Liabilities, Net -- (0.2%)             (24,393)
                                                          ------------
         NET ASSETS -- 100.0%                             $ 14,950,010
                                                          ============

          PORTFOLIO HOLDINGS
          % OF TOTAL INVESTMENTS

          Consumer Cyclical                                     13.5%
          Consumer Staples                                       5.9%
          Electronic & Other Electrical Equipment & Components,
           Except Computer Equipment                             3.0%
          Energy                                                 8.9%
          Financial                                             19.1%
          Food & Related Products                                2.3%
          Health Care                                           12.1%
          Industrials                                           14.2%
          Oil & Gas Extraction                                   4.1%
          Technology                                            14.6%
          Money Market Fund                                      2.1%
          Money Market Deposit Account                           0.2%

-----------------
+ Non-income producing security

ADR  AmericanDepositary Receipt

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation $3,663,544
                   Gross Unrealized Depreciation   (851,332)
                                                 ----------
                   Net Unrealized Appreciation
                    (Depreciation)               $2,812,212

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                                                         PAYSON       PAYSON
                                                                      TOTAL RETURN    VALUE
                                                                          FUND         FUND
                                                                          ----         ----
ASSETS
   Total investments, at value
    (Cost $15,778,037, and $12,162,191, respectively)                 $17,488,606  $14,974,403
   Receivables:
    Interest and dividends                                                 57,947       17,610
   Prepaid expenses                                                         2,340        1,664
                                                                      -----------  -----------
Total Assets                                                           17,548,893   14,993,677
                                                                      -----------  -----------
LIABILITIES
   Payables:
    Dividends                                                              63,322       13,549
   Accrued Liabilities:
    Investment adviser fees                                                 5,101        6,776
    Trustees' fees and expenses                                               159          134
    Other expenses                                                         18,254       23,208
                                                                      -----------  -----------
Total Liabilities                                                          86,836       43,667
                                                                      -----------  -----------
NET ASSETS                                                            $17,462,057  $14,950,010
                                                                      ===========  ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                    $18,169,905  $12,803,309
   Undistributed (distributions in excess of) net investment income        51,858        1,348
   Accumulated net realized gain (loss)                                (2,470,275)    (666,859)
   Unrealized appreciation (depreciation) on investments                1,710,569    2,812,212
                                                                      -----------  -----------
NET ASSETS                                                            $17,462,057  $14,950,010
                                                                      ===========  ===========
SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)             1,529,880      947,513
                                                                      ===========  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE        $     11.41  $     15.78
                                                                      ===========  ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                                                                        PAYSON      PAYSON
                                                                                     TOTAL RETURN   VALUE
                                                                                         FUND        FUND
                                                                                         ----        ----
INVESTMENT INCOME
   Interest income                                                                    $  78,684   $      --
   Dividend income (Net of foreign taxes withheld of $2,010 and $80, respectively)      172,664     142,288
                                                                                      ---------   ---------
Total Investment Income                                                                 251,348     142,288
                                                                                      ---------   ---------
EXPENSES
   Investment adviser fees                                                               53,397      60,551
   Administrator fees                                                                    17,799      15,138
   Transfer agency fees                                                                  33,374      31,450
   Custodian fees                                                                         3,599       3,532
   Accountant fees                                                                       19,283      19,126
   Professional fees                                                                     10,949       9,443
   Registration fees                                                                      4,344       3,402
   Trustees' fees and expenses                                                              431         366
   Miscellaneous expenses                                                                 7,454       5,680
                                                                                      ---------   ---------
Total Expenses                                                                          150,630     148,688
   Fees waived                                                                          (45,122)    (38,309)
                                                                                      ---------   ---------
Net Expenses                                                                            105,508     110,379
                                                                                      ---------   ---------
NET INVESTMENT INCOME (LOSS)                                                            145,840      31,909
                                                                                      ---------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                              303,495     (15,492)
   Net change in unrealized appreciation (depreciation) on investments                 (874,475)   (294,548)
                                                                                      ---------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                 (570,980)   (310,040)
                                                                                      ---------   ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $(425,140)  $(278,131)
                                                                                      =========   =========


See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 2004 AND SIX MONTHS ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                                                                PAYSON TOTAL              PAYSON
                                                                                RETURN FUND             VALUE FUND
                                                                           ---------------------  ---------------------
                                                                              AMOUNT     SHARES      AMOUNT     SHARES
                                                                              ------     ------      ------     ------
NET ASSETS -- MARCH 31, 2003                                               $13,923,228            $11,684,770
                                                                           -----------            -----------
OPERATIONS
  Net investment income (loss)                                                 357,610                 78,101
  Net realized gain (loss) on investments                                     (228,274)               290,345
  Net change in unrealized appreciation (depreciation) on investments        3,569,810              4,013,203
                                                                           -----------            -----------
Increase (Decrease) in Net Assets Resulting from Operations                  3,699,146              4,381,649
                                                                           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                       (290,309)               (77,783)
                                                                           -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                             2,156,441   198,239    1,514,311   103,569
  Reinvestment of distributions                                                144,420    13,130       49,572     3,309
  Redemption of shares                                                      (1,297,552) (118,521)  (1,898,943) (129,375)
                                                                           -----------  --------  -----------  --------
Increase (Decrease) from Capital Share Transactions                          1,003,309    92,848     (335,060)  (22,497)
                                                                           -----------  ========  -----------  ========
Increase (Decrease) in Net Assets                                            4,412,146              3,968,806
                                                                           -----------            -----------
NET ASSETS -- MARCH 31, 2004
  (Including line (a))                                                     $18,335,374            $15,653,576
                                                                           -----------            -----------
OPERATIONS
  Net investment income (loss)                                                 145,840                 31,909
  Net realized gain (loss) on investments                                      303,495                (15,492)
  Net change in unrealized appreciation (depreciation) on investments         (874,475)              (294,548)
                                                                           -----------            -----------
Increase (Decrease) in Net Assets Resulting from Operations                   (425,140)              (278,131)
                                                                           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                       (121,529)               (31,450)
                                                                           -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                             1,607,421   140,700      643,661    41,219
  Reinvestment of distributions                                                 27,180     2,333       11,362       701
  Redemption of shares                                                      (1,961,249) (170,753)  (1,049,008)  (65,942)
                                                                           -----------  --------  -----------  --------
Increase (Decrease) from Capital Share Transactions                           (326,648)  (27,720)    (393,985)  (24,022)
                                                                           -----------  ========  -----------  ========
Increase in Net Assets                                                        (873,317)              (703,566)
                                                                           -----------            -----------
NET ASSETS -- SEPTEMBER 30, 2004
  (Including line (b))                                                     $17,462,057            $14,950,010
                                                                           ===========            ===========
 (a) Accumulated undistributed (distributions in excess of) net investment
     income March 31, 2004                                                 $    27,547            $       889
                                                                           ===========            ===========
 (b) Accumulated undistributed (distributions in excess of) net investment
     income, September 30, 2004                                            $    51,858            $     1,348
                                                                           ===========            ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                  SIX MONTHS                    YEARS ENDED MARCH 31,
                                                    ENDED         -------------------------------------------------
                                              SEPTEMBER 30, 2004    2004     2003        2002        2001     2000
                                              ------------------    ----     ----        ----        ----     ----
--------------------------------------------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
NET ASSET VALUE, BEGINNING OF YEAR                 $ 11.77        $  9.51  $ 12.97   $ 12.47       $ 12.42  $ 12.48
                                                   -------        -------  -------   -------       -------  -------
INVESTMENT OPERATIONS
  Net investment income (loss)                        0.10           0.23     0.26      0.23/(b)/     0.25     0.27
  Net realized and unrealized gain (loss) on
   investments                                       (0.38)          2.23    (3.34)     0.88/(b)/     0.84     0.27
                                                   -------        -------  -------   -------       -------  -------
Total from Investment Operations                     (0.28)          2.46    (3.08)     1.11          1.09     0.54
                                                   -------        -------  -------   -------       -------  -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                              (0.08)         (0.19)   (0.25)    (0.23)        (0.25)   (0.27)
  Net realized investment gains                         --             --    (0.13)    (0.38)        (0.79)   (0.33)
  Return of Capital                                     --          (0.01)      --        --            --       --
                                                   -------        -------  -------   -------       -------  -------
Total Distributions to Shareholders                  (0.08)         (0.20)   (0.38)    (0.61)        (1.04)   (0.60)
                                                   -------        -------  -------   -------       -------  -------
NET ASSET VALUE, END OF YEAR                       $ 11.41        $ 11.77  $  9.51   $ 12.97       $ 12.47  $ 12.42
                                                   =======        =======  =======   =======       =======  =======
TOTAL RETURN                                         (2.39)%/(c)/   25.92%  (23.84)%    9.11%         8.99%    4.53%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)        $17,462        $18,335  $13,923   $19,174       $16,626  $18,596
Ratios to Average Net Assets:
  Net investment income (loss)                        1.64%/(d)/     2.15%    2.41%     1.80%/(b)/    1.93%    2.05%
  Net expenses                                        1.19%/(d)/     1.22%    1.46%     1.44%         1.34%    1.15%
  Gross expenses/(a)/                                 1.69%/(d)/     1.72%    1.71%     1.66%         1.64%    1.52%
PORTFOLIO TURNOVER RATE                                 23%            33%      37%       56%           64%      54%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------



                                                  SIX MONTHS                   YEARS ENDED MARCH 31,
                                                    ENDED         ----------------------------------------------
                                              SEPTEMBER 30, 2004    2004     2003      2002      2001      2000
                                              ------------------    ----     ----      ----      ----      ----
-----------------------------------------------------------------------------------------------------------------
PAYSON VALUE FUND
NET ASSET VALUE, BEGINNING OF YEAR                 $ 16.11        $ 11.75  $ 17.28   $ 17.63   $ 21.86   $ 19.30
                                                   -------        -------  -------   -------   -------   -------
INVESTMENT OPERATIONS
  Net investment income                               0.03           0.08     0.07     (0.01)       --      0.06
  Net realized and unrealized gain (loss) on
   investments                                       (0.33)          4.36    (5.53)     0.05     (1.39)     3.19
                                                   -------        -------  -------   -------   -------   -------
Total from Investment Operations                     (0.30)          4.44    (5.46)     0.04     (1.39)     3.25
                                                   -------        -------  -------   -------   -------   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                              (0.03)         (0.08)   (0.07)       --        --     (0.06)
  Net realized investment gains                         --             --       --     (0.39)    (2.84)    (0.63)
                                                   -------        -------  -------   -------   -------   -------
Total Distributions to Shareholders                  (0.03)         (0.08)   (0.07)    (0.39)    (2.84)    (0.69)
                                                   -------        -------  -------   -------   -------   -------
NET ASSET VALUE, END OF YEAR                       $ 15.78        $ 16.11  $ 11.75   $ 17.28   $ 17.63   $ 21.86
                                                   =======        =======  =======   =======   =======   =======
TOTAL RETURN                                         (1.85)%/(c)/   37.84%  (31.62)%    0.35%    (6.83)%   17.20%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)        $14,950        $15,654  $11,685   $17,706   $17,562   $19,987
Ratios to Average Net Assets:
  Net investment income                               0.42%/(d)/     0.54%    0.51%    (0.04)%      --      0.22%
  Net expenses                                        1.46%/(d)/     1.54%    1.68%     1.63%     1.57%     1.45%
  Gross expenses/(a)/                                 1.96%/(d)/     2.04%    1.97%     1.85%     1.78%     1.75%
PORTFOLIO TURNOVER RATE                                  8%            36%      25%       28%       18%       20%

/(a)/The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
/(b)/As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Payson Total Return Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets by .10%. Per share data, ratios, and supplementary data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
/(c)/Total return for periods less than one year are not annualized. /(d)/Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to Payson Total Return Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"), each a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. On August 1, 2003, Payson Balanced Fund changed its name to Payson Total Return Fund. Payson Total Return Fund seeks a combination of high current income and capital appreciation. Payson Value Fund seeks high total return. Each Fund commenced operations on the following dates:

 Payson Total Return Fund                                   November 25, 1991
 Payson Value Fund                                              July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles, generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money Market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

Each Fund values securities at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is amortized and accreted according to Federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared and paid quarterly for the Funds. Distributions of net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER-H.M. Payson & Co. is the investment adviser (the "Adviser") for the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Total Return Fund and Payson Value Fund, respectively.

ADMINISTRATION AND OTHER SERVICES-Citigroup Global Transaction Services, through
its   various   affiliates   (collectively   "Citigroup"),    provides   certain
administration, portfolio accounting and transfer agency services to the Funds.

DISTRIBUTION-Forum Fund Services, LLC is the Fund's distributor. The Distributor receives no compensation from the Fund for its distribution services.

Certain Trustees and Officers of the Trust are Directors or Officers of the aforementioned companies. These persons are not paid by the Fund for serving in these capacities.

NOTE 4. WAIVER OF FEES

The Adviser and Citigroup have voluntarily agreed to waive a portion of their fees, such waivers can be reduced or eliminated at any time. For the six months ended September 30, 2004, fees waived for the Funds were as follows:

                                 INVESTMENT TRANSFER    FUND
                                  ADVISORY   AGENCY  ACCOUNTING  TOTAL
                                 ---------- -------- ----------  -----
        Payson Total Return Fund  $22,249   $22,824     $49     $45,122
        Payson Value Fund          18,922    19,338      49      38,309

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------


NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the six months ended September 30, 2004, were as follows:

                                      COST OF   PROCEEDS FROM SALES
                                     PURCHASES    AND MATURITIES
                                     ---------- -------------------
            Payson Total Return Fund $3,811,926     $5,514,998
            Payson Value Fund         1,122,503      1,413,123

NOTE 6. PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling (800) 805-8258 and on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, 2004 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC's website at http://www.sec.gov.

NOTE 7. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

Effective June 30, 2004, the Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 8. SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES-The "Actual Return" rows in the table below provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during the period. The Funds charge an annual IRA maintenance fee of $10, which is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES-The "Hypothetical Return" rows in the table below provide information about hypothetical account values and hypothetical expenses based on a Fund's actual

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds charge an annual IRA maintenance fee of $10, which is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses  shown  in the  table  are  meant  to  highlight  your  ongoing  costs.
Therefore, the "Hypothetical Return" rows in the table are useful in fund comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Total costs of funds include transactional costs, such as sales charges and redemption fees, of which the Funds have none.

                            BEGINNING         ENDING        EXPENSES   ANNUAL
                          ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING EXPENSE
                          APRIL 1, 2004 SEPTEMBER 30, 2004 PERIOD/(1)/  RATIO
                          ------------- ------------------ ----------- -------
 PAYSON TOTAL RETURN FUND
  Actual Return             $1,000.00       $  976.07         $5.89     1.19%
  Hypothetical Return       $1,000.00       $1,019.10         $6.02     1.19%
 PAYSON VALUE FUND
  Actual Return             $1,000.00       $  981.53         $7.25     1.46%
  Hypothetical Return       $1,000.00       $1,017.75         $7.38     1.46%

/(1)/Equals the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

      FOR MORE INFORMATION                      PAYSON TOTAL RETURN FUND

                                                    PAYSON VALUE FUND



                                                        [LOGO]


                                                   H. M. Payson & Co.

                                                    ESTABLISHED 1854

                                                A MAINE TRUST COMPANY &
                                             Registered Investment Advisor

                                         A Foundation of Trust -- for 150 Years


       TRANSFER AGENT                                   PAYSON FUNDS
Forum Shareholder Services, LLC                         P.O. BOX 446
     Two Portland Square                            PORTLAND, MAINE 04112
   Portland, Maine 04101                                800-805-8258

[LOGO]
SEMI-ANNUAL REPORT

SEPTEMBER 30, 2004

(UNAUDITED)

                                    [GRAPHIC]




                                                                    SHAKER FUND

                                                              TABLE OF CONTENTS
--------------------------------------------------------------------------------


        A Message to Our Shareholders                                 2

        Schedule of Investments                                       5

        Statement of Assets and Liabilities                           7

        Statement of Operations                                       8

        Statements of Changes in Net Assets                           9

        Financial Highlights                                         10

        Notes to Financial Statements                                12


SHAKER FUND

A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


Dear Investor:

The first three quarters of 2004 provided a significant contrast to the double-digit market appreciation experienced in 2003. This year, the Russell 2500/TM/ Growth Index is slightly negative (0.28)% through the end of September, versus a return of more than 30% during the same period in 2003. The market in 2004 has clearly rewarded "value style" investors over growth investors, as demonstrated by the year-to-date 6.98% return of the Russell 2500 Value Index.

For periods ended September 30, 2004, the following are the investment returns for the Shaker Fund (the "Fund") and for selected stock market indices.*

                                                           ANNUALIZED
                                          SIX     ONE    SINCE INCEPTION
        AT NAV                           MONTHS   YEAR     (04/27/01)
        ------                           ------   ----   ---------------
        Shaker Fund Intermediary Shares (11.75)%  3.93%      (11.38)%
        Shaker Fund A Shares            (11.88)%  3.65%      (11.69)%
        Shaker Fund B Shares            (12.09)%  3.03%      (12.01)%
        Shaker Fund C Shares            (11.96)%  3.18%      (11.96)%
        WITH SALES LOAD
        Shaker Fund A Shares            (16.94)% (2.31)%     (13.21)%
        Shaker Fund B Shares            (16.49)% (1.97)%     (12.79)%
        Shaker Fund C Shares            (12.84)%  2.18%      (11.96)%
        INDEX
        Russell 2000(R) Growth Index
        (the Fund's primary benchmark)   (5.92)% 11.92%       (0.26)%
        Russell 2500 Growth Index        (5.48)% 11.69%        0.44%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (888) 314-9048. PERFORMANCE RESULTS WITH SALES CHARGES REFLECT THE DEDUCTION OF THE MAXIMUM FRONT-END SALES CHARGE OR THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE ("CDSC"). CLASS A SHARES ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 5.75%. CLASS B SHARES ARE SUBJECT TO A CDSC OF 5.00% IN THE FIRST YEAR, DECLINING TO 1.00% IN THE SIXTH YEAR AND ELIMINATED THEREAFTER. CLASS C SHARES ARE SUBJECT TO A CDSC OF 1.00% IN THE FIRST YEAR AND ELIMINATED THEREAFTER. PERFORMANCE PRESENTED AT NET ASSET VALUE, WHICH DOES NOT INCLUDE A SALES CHARGE, WOULD BE LOWER IF THIS CHARGE WAS REFLECTED.

2


                                                                    SHAKER FUND

                                                  A MESSAGE TO OUR SHAREHOLDERS
                                                             SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


Year-to-date, this has been a perplexing market environment. As noted, growth stock indices have been negative to flat, despite the fact that the economy continues to expand and interest rates remain relatively low. Also, companies in general are continuing to enjoy earnings growth, albeit at a slower pace than in 2003.

The performance of the stock market in 2004 has shown some remarkable similarities to the performance of the stock market in 1992. Both were Presidential election years, which has historically meant greater volatility when the election outcome is uncertain. In addition, both years followed a year in which a significant post-recession stock market rally occurred. Given the elevated uncertainty, it is not surprising to see the market suffer a moderate correction while it digests the prior year's gains.

In 1992, small- and mid-cap growth stocks in particular suffered for several months leading up to the election. However, once the election-related uncertainty began to dissipate, stocks began to perform well, posting a sharp rebound in the 4/th/ quarter of the year. While no one can accurately predict market events, we would not be surprised to see a fourth quarter rally occur this year, given the similarities between 1992 and 2004.

LONGER TERM OUTLOOK

Although there are many similarities between 1992 and 2004, there are a number of meaningful differences in the macroeconomic environment. Barring unforeseen circumstances, we believe the market is positioned to perform well in the next several years, but do not anticipate that investors will see the outsized market returns experienced between 1993 and 1999. Some of the major macroeconomic challenges that investors currently face are as follows:

  . INTEREST RATES - The decline in interest rates that began in the 1980s appears to be coming to an end. In 1992, for example, the interest rate on 10-year US Government bonds averaged approximately 7%. In contrast, the 10-year US Government bond interest rate in 2004 has averaged 4.3%. It is unlikely that we will see a decline in interest rates over the next ten years of that magnitude. Declining interest rates drove an increase in P/E ratios for the market for much of the past two decades. Although we do not expect interest rates to increase significantly, it is hard to foresee a meaningful continuation of P/E expansion if rates continue to climb.

  . HIGH ENERGY PRICES - Since the early 1980s, oil production capacity (potential supply) has exceeded demand. The excess capacity helped to keep prices low. Recently, however, demand has caught up to potential supply, and can no longer grow faster than supply capacity without negative consequences. In addition to strong energy consumption growth in the US, rapidly industrializing countries such as China and India have emerged as competing sources of energy demand. Unless we see a significant increase in supply, either through exploration and development activity or a swift move toward conservation, we are likely to experience a continuation of high energy prices. Elevated energy prices will potentially act as a drag on economic growth, squeeze corporate profits margins, and ultimately limit stock market returns.

  . LARGE US TRADE DEFICIT - Consumption growth in excess of production growth in the US has reached the point where our current trade deficit is in excess of 5% of GDP and growing. The current trade deficit cannot continue to expand indefinitely. The dollar may have to decline even more in order to reverse our increasing trade deficit. While that may help our exports, a lower dollar also generally results in higher prices for imported goods. That, in turn, can eventually slow consumption, which could limit economic and domestic corporate growth in the US.

                                                                             3


SHAKER FUND

A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


  .   LARGE US BUDGET DEFICIT AND IMPENDING RETIREMENT OF BABY BOOMER
      GENERATION - During the recent recession, government receipts fell while spending increased. This led to a large federal budget deficit. When the baby boomer generation begins to retire, reversing that deficit will become increasingly more challenging, as both Social Security and Medicare programs will become larger drags on government finances. This overhang is likely to restrict government spending, thereby pushing more costs back onto corporate America.

None of the aforementioned challenges are insurmountable. However, they may all contribute to a more challenging market environment for the next decade. This is not to imply that the market cannot rise. We believe this will be a period that favors investors who perform in-depth research to selectively identify companies that can grow at a faster rate than the market. Finding these pockets of growth will be the key to long-term investment success in what is likely to be a slower growth decade.

Sincerely,

/s/
Edward P. Hemmelgarn

Edward P. Hemmelgarn
Portfolio Manager, Shaker Fund

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING (888) 314-9048 OR VISITING THE FUND'S WEBSITE AT WWW.SHAKERFUND.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

* DURING THE PERIODS REPORTED, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED. ABSENT THESE WAIVERS AND REIMBURSEMENTS, THE FUND'S RETURN WOULD HAVE BEEN LOWER. THE RUSSELL 2000 INDEX IS AN UNMANAGED, MARKET VALUE WEIGHTED INDEX, WHICH MEASURES PERFORMANCE OF THE 2,000 COMPANIES THAT ARE BETWEEN THE 1,000TH AND 3,000TH LARGEST IN THE MARKET. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX. THE RUSSELL 2500 GROWTH INDEX MEASURES COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.

COMPARED TO LARGER, MORE ESTABLISHED COMPANIES, INVESTMENTS IN SMALL- AND MID-CAP COMPANIES INVOLVE GREATER RISKS, SUCH AS MORE LIMITED PRODUCTION LINES, MARKETS, AND FINANCIAL OR MANAGERIAL RESOURCES.

THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGER AS OF SEPTEMBER 30, 2004 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (11/04)

4


                                                                    SHAKER FUND

                                                        SCHEDULE OF INVESTMENTS
                                                             SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

            SHARE                SECURITY
            AMOUNT              DESCRIPTION                 VALUE
            ------- ------------------------------------ -----------
            COMMON STOCK - 97.0%
            AUTOS & TRANSPORTATION - 0.3%
              3,350 Overnite Corp.                       $   105,291
                                                         -----------
            CONSUMER DISCRETIONARY - 18.7%
             33,320 Ask Jeeves, Inc.+                      1,089,897
             57,410 Casual Male Retail Group, Inc.+          300,828
             27,000 Furniture Brands International, Inc.     677,160
             46,160 Gevity HR, Inc.                          709,941
             26,900 Nordstrom, Inc.                        1,028,656
             35,390 Royal Caribbean Cruises, Ltd.          1,543,004
             58,630 VeriSign, Inc.+                        1,165,565
                                                         -----------
                                                           6,515,051
                                                         -----------
            FINANCIAL SERVICES - 13.7%
             42,320 Arthur J. Gallagher & Co.              1,402,062
             34,460 E*Trade Financial Corp.+                 393,533
             64,715 Fair Isaac Corp.                       1,889,678
             20,320 Fiserv, Inc.+                            708,355
             19,070 Scottish Re Group, Ltd.                  403,712
                                                         -----------
                                                           4,797,340
                                                         -----------
            HEALTHCARE - 13.4%
            132,300 Cell Therapeutics, Inc.+                 907,578
             22,371 Integra LifeSciences Holdings
                    Corp.+                                   718,333
             24,920 Invitrogen Corp.+                      1,370,351
              3,600 NitroMed, Inc.+                           85,824
            140,176 Qiagen NV+                             1,605,015
                                                         -----------
                                                           4,687,101
                                                         -----------
            MATERIALS & PROCESSING - 0.3%
             11,490 Ultralife Batteries, Inc.+               116,853
                                                         -----------
            OTHER ENERGY - 4.7%
             14,590 GlobalSantaFe Corp.                      447,184
             16,690 Pioneer Natural Resources Co.            575,471
             13,220 Pogo Producing Co.                       627,289
                                                         -----------
                                                           1,649,944
                                                         -----------

              SHARE              SECURITY
              AMOUNT            DESCRIPTION               VALUE
              ------- -------------------------------- -----------
              PRODUCER DURABLES - 4.1%
               22,220 DR Horton, Inc.                  $   735,704
               11,160 Pulte Homes, Inc.                    684,889
                                                       -----------
                                                         1,420,593
                                                       -----------
              SEMICONDUCTORS, COMPUTING/COMMUNICATION - 7.0%
               36,460 Altera Corp.+                        713,522
               40,220 Intersil Corp., Class A              640,705
                1,750 Tessera Technologies, Inc.+           38,675
               38,900 Xilinx, Inc.                       1,050,300
                                                       -----------
                                                         2,443,202
                                                       -----------
              SEMICONDUCTORS, INDUSTRIAL/CONSUMER - 12.0%
               49,110 International Rectifier Corp.+     1,684,473
               52,070 Microchip Technology, Inc.         1,397,559
               54,600 Power Integrations, Inc.+          1,115,478
                                                       -----------
                                                         4,197,510
                                                       -----------
              SOFTWARE - 19.4%
               79,210 @Road, Inc.+                         334,266
               40,255 Cerner Corp.+                      1,741,431
               34,800 Cognizant Technology Solutions
                      Corp., Class A+                    1,061,748
              110,590 Eclipsys Corp.+                    1,725,204
               90,800 Retek, Inc.+                         414,048
               27,000 Symantec Corp.+                    1,481,760
                                                       -----------
                                                         6,758,457
                                                       -----------
              TELECOMMUNICATIONS - 3.4%
               85,000 Flextronics International, Ltd.+   1,126,250
                7,290 InFocus Corp.+                        66,776
                                                       -----------
                                                         1,193,026
                                                       -----------
              Total Common Stock
              (Cost $26,737,058)                        33,884,368
                                                       -----------
              MONEY MARKET FUND - 0.5%
              164,932 Scudder Cash Management Fund
                      (Cost $164,932)                      164,932
                                                       -----------


See Notes to Financial Statements.                                           5


SHAKER FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                   SECURITY
              PRINCIPAL           DESCRIPTION             VALUE
              ---------  ----------------------------- -----------
              MONEY MARKET DEPOSIT ACCOUNT - 0.2%
               $75,284   Citibank Money Market Deposit
                         Account (Cost $75,284)        $    75,284
                                                       -----------
              Total Investments in Securities - 97.7%
              (Cost $26,977,274)*                      $34,124,584
              Other Assets and Liabilities, Net - 2.3%     797,385
                                                       -----------
              NET ASSETS - 100.0%                      $34,921,969
                                                       ===========

------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 8,813,498
            Gross Unrealized Depreciation               (1,666,188)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 7,147,310


PORTFOLIO HOLDINGS
% OF TOTAL INVESTMENTS

                                    [CHART]

Autos & Transportation                      0.3%
Consumer Discretionary                     19.1%
Financial Services                         14.1%
Healthcare                                 13.7%
Materials & Processing                      0.3%
Other Energy                                4.8%
Producer Durables                           4.2%
Semiconductors, Computing/Communication     7.2%
Semiconductors, Industrial/Consumer        12.3%
Software                                   19.8%
Telecommunications                          3.5%
Cash & Cash Equivalents                     0.7%




6                                           See Notes to Financial Statements.


                                                                    SHAKER FUND

                                            STATEMENT OF ASSETS AND LIABILITIES
                                                             SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
 Total investments, at value (Cost $26,977,274)                                           $34,124,584
 Receivables:
   Investment securities sold                                                               1,111,915
   Interest and dividends                                                                      14,927
   Expense reimbursement from Investment Adviser                                                8,319
   Prepaid expenses                                                                             2,930
                                                                                          -----------
Total Assets                                                                               35,262,675
                                                                                          ===========
LIABILITIES
 Payables:
   Investment securities purchased                                                            233,149
   Fund shares redeemed                                                                        51,135
 Accrued Liabilities:
   Investment Adviser fees                                                                     19,023
   Trustees' fees and expenses                                                                    305
   Other expenses                                                                              37,094
                                                                                          -----------
Total Liabilities                                                                             340,706
                                                                                          -----------
NET ASSETS                                                                                $34,921,969
                                                                                          ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                                        $35,252,631
   Accumulated undistributed (distribution in excess of) net investment income               (202,862)
   Net realized gain (loss) on investments                                                 (7,275,110)
   Unrealized appreciation (depreciation) on investments                                    7,147,310
                                                                                          -----------
NET ASSETS                                                                                $34,921,969
                                                                                          ===========
SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
   Intermediary Shares                                                                      4,027,464
   A Shares                                                                                 1,005,505
   B Shares                                                                                   126,079
   C Shares                                                                                   141,891
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Intermediary Shares (based on net assets of $26,621,574)                               $      6.61
                                                                                          -----------
   A Shares (based on net assets of $6,565,400)                                           $      6.53
                                                                                          -----------
   A Shares Maximum Public Offering Price Per Share (net asset value per share / 94.25%)  $      6.93
                                                                                          -----------
   B Shares* (based on net assets of $815,806)                                            $      6.47
                                                                                          -----------
   C Shares* (based on net assets of $919,189)                                            $      6.48
                                                                                          -----------

------------------------------------------
* Redemption price may be reduced by applicable sales charges.

See Notes to Financial Statements.                                           7


SHAKER FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                                      $    80,098
                                                                        -----------
Total Investment Income                                                      80,098
                                                                        -----------
EXPENSES
   Investment Adviser fees                                                  203,940
   Administrator fees                                                        30,121
   Shareholder services fees:
     A shares                                                                 9,119
     B shares                                                                 1,036
     C shares                                                                 1,174
   Distribution (12b-1) fees:
     A shares                                                                 9,119
     B shares                                                                 3,108
     C shares                                                                 3,521
   Transfer agency fees:
     Intermediary shares                                                     13,129
     A shares                                                                16,036
     B shares                                                                11,977
     C shares                                                                12,089
   Custodian fees                                                             6,410
   Accountant fees                                                           41,585
   Registration fees                                                         17,418
   Professional fees                                                         12,928
   Trustees' fees and expenses                                                  899
   Miscellaneous expenses                                                    10,608
                                                                        -----------
Total Expenses                                                              404,217
   Fees waived and expenses reimbursed                                     (121,257)
                                                                        -----------
Net Expenses                                                                282,960
                                                                        -----------
NET INVESTMENT INCOME (LOSS)                                               (202,862)
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                1,847,150
   Net change in unrealized appreciation (depreciation) on investments   (6,590,604)
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   (4,743,454)
                                                                        -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       $(4,946,316)
                                                                        ===========

8                                           See Notes to Financial Statements.


                                                                    SHAKER FUND

                                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED    YEAR ENDED
                                                                                 SEPTEMBER 30, 2004 MARCH 31, 2004
                                                                                 ------------------ --------------
OPERATIONS
   Net investment income (loss)                                                     $  (202,862)     $  (420,432)
   Net realized gain (loss) on investments                                            1,847,150        1,237,600
   Net change in unrealized appreciation (depreciation) on investments               (6,590,604)      14,424,217
                                                                                    -----------      -----------
 Increase (Decrease) in Net Assets from Operations                                   (4,946,316)      15,241,385
                                                                                    -----------      -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares:
     Intermediary shares                                                              2,505,782       13,112,258
     A shares                                                                           106,772        1,733,765
     B shares                                                                            66,216          293,190
     C shares                                                                            47,094          405,282
   Redemption of shares:
     Intermediary shares                                                             (3,419,813)      (7,780,855)
     A shares                                                                        (1,440,483)      (5,794,934)
     B shares                                                                           (64,048)        (135,356)
     C shares                                                                            (8,941)        (246,557)
                                                                                    -----------      -----------
 Increase (Decrease) from Capital Share Transactions                                 (2,207,421)       1,586,793
                                                                                    -----------      -----------
 Increase (Decrease) in Net Assets                                                   (7,153,737)      16,828,178
NET ASSETS
   Beginning of period                                                               42,075,706       25,247,528
                                                                                    -----------      -----------
   End of period (a)                                                                $34,921,969      $42,075,706
                                                                                    ===========      ===========
SHARE TRANSACTIONS
   Sale of shares:
     Intermediary shares                                                                352,346        1,995,187
     A shares                                                                            15,704          269,654
     B shares                                                                             9,738           45,446
     C shares                                                                             6,472           57,987
   Redemption of shares:
     Intermediary shares                                                               (494,162)      (1,135,434)
     A shares                                                                          (212,676)      (1,020,163)
     B shares                                                                            (8,959)         (19,865)
     C shares                                                                            (1,396)         (39,747)
                                                                                    -----------      -----------
 Increase (Decrease) in Shares                                                         (332,933)         153,065
                                                                                    ===========      ===========
 (a) Accumulated undistributed (distribution in excess of) net investment income    $  (202,862)     $        --
                                                                                    -----------      -----------


See Notes to Financial Statements.                                           9


SHAKER FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                                  NET REALIZED
                                            BEGINNING    NET          AND                   ENDING
                                            NET ASSET INVESTMENT   UNREALIZED   TOTAL FROM NET ASSET
                                            VALUE PER   INCOME    GAIN (LOSS)   INVESTMENT   VALUE     TOTAL
                                              SHARE     (LOSS)   ON INVESTMENTS OPERATIONS PER SHARE RETURN (A)
                                            --------- ---------- -------------- ---------- --------- ----------

INTERMEDIARY SHARES (C)

   April 1, 2004 to September 30, 2004       $ 7.49     $(0.04)      $(0.84)      $(0.88)    $6.61     (11.75)%(d)
   April 1, 2003 to March 31, 2004             4.62      (0.06)        2.93         2.87      7.49      62.12%
   April 1, 2002 to March 31, 2003             8.09      (0.07)       (3.40)       (3.47)     4.62     (42.89)%
   April 27, 2001 (f) to March 31, 2002       10.00      (0.12)       (1.79)       (1.91)     8.09     (19.10)%(d)

A SHARES (G)

   April 1, 2004 to September 30, 2004         7.41      (0.08)       (0.80)       (0.88)     6.53     (11.88)%(d)
   April 1, 2003 to March 31, 2004             4.58      (0.13)        2.96         2.83      7.41      61.79%
   April 1, 2002 to March 31, 2003             8.06      (0.10)       (3.38)       (3.48)     4.58     (43.18)%
   April 27, 2001 (f) to March 31, 2002       10.00      (0.07)       (1.87)       (1.94)     8.06     (19.40)%(d)

B SHARES

   April 1, 2004 to September 30, 2004         7.36      (0.06)       (0.83)       (0.89)     6.47     (12.09)%(d)
   April 1, 2003 to March 31, 2004             4.58      (0.10)        2.88         2.78      7.36      60.70%
   April 1, 2002 to March 31, 2003             8.06      (0.06)       (3.42)       (3.48)     4.58     (43.18)%
   December 11, 2001 (f) to March 31, 2002     8.95      (0.02)       (0.87)       (0.89)     8.06      (9.94)%(d)

C SHARES

   April 1, 2004 to September 30, 2004         7.36      (0.05)       (0.83)       (0.88)     6.48     (11.96)%(d)
   April 1, 2003 to March 31, 2004             4.58      (0.09)        2.87         2.78      7.36      60.70%
   April 1, 2002 to March 31, 2003             8.06      (0.06)       (3.42)       (3.48)     4.58     (43.18)%
   December 7, 2001 (f) to March 31, 2002      9.03      (0.02)       (0.95)       (0.97)     8.06     (10.74)%(d)


------------------------------------------
(a)Total Return excludes the effect of the applicable sales charge.
(b)The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and/or expense reimbursements.
(c)Effective June 4, 2002, Institutional Shares changed their name to Intermediary Shares.
(d)Total Return for periods less than one year are not annualized.
(e)Annualized.
(f)Commencement of operations.
(g)Effective November 5, 2001, Investor Shares changed their name to A Shares.

10                                          See Notes to Financial Statements.


                                                                    SHAKER FUND

                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                             RATIOS TO AVERAGE NET ASSETS
                        ----------------------------------
         NET ASSETS AT       NET                               PORTFOLIO
         END OF PERIOD   INVESTMENT      NET         GROSS     TURNOVER
        (000'S OMITTED) INCOME (LOSS)  EXPENSES   EXPENSES (B)   RATE
        --------------- -------------  --------   ------------ ---------


            $26,622         (1.02)%(e)   1.45%(e)     1.79%(e)    29%
             31,237         (1.10)%      1.45%        1.83%       60%
             15,300         (1.18)%      1.65%        2.34%       67%
              5,746         (1.48)%(e)   1.90%(e)     3.31%(e)    61%


              6,565         (1.22)%(e)   1.65%(e)     2.71%(e)    29%
              8,908         (1.30)%      1.65%        2.70%       60%
              8,948         (1.72)%      2.15%        2.85%       67%
             18,008         (1.72)%(e)   2.15%(e)     3.19%(e)    61%


                816         (1.82)%(e)   2.25%(e)     6.48%(e)    29%
                923         (1.90)%      2.25%        7.46%       60%
                457         (1.80)%      2.25%        9.95%       67%
                461         (1.84)%(e)   2.25%(e)    28.00%(e)    61%


                919         (1.76)%(e)   2.20%(e)     6.07%(e)    29%
              1,008         (1.85)%      2.20%        7.44%       60%
                543         (1.77)%      2.20%        8.21%       67%
                488         (1.81)%(e)   2.20%(e)    27.32%(e)    61%



See Notes to Financial Statements.                                          11


SHAKER FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to the Shaker Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers four classes of shares: Intermediary Shares (called Institutional Shares prior to June 4, 2002), A Shares (called Investor Shares prior to November 5, 2001), B Shares and C Shares. Intermediary Shares and A Shares commenced operations on April 27, 2001, after the Fund acquired the net assets of certain individual accounts managed by Shaker Management, Inc. and its affiliate, Shaker Investments, Inc., (now known as Shaker Investments, L.L.C.) in exchange for Fund shares. B Shares and C Shares commenced operations on December 11, 2001 and December 7, 2001, respectively. A Shares generally have a front-end sales charge while B Shares and C Shares have a contingent deferred sales charge. B Shares automatically convert to A Shares nine years from the end of the calendar month in which the Fund accepted your purchase. No sales charges are assessed with respect to Intermediary Shares.

Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

The Fund seeks long-term capital appreciation by investing primarily in the common stock of domestic growth companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV.

12


                                                                    SHAKER FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                             SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income, if any, are declared and paid quarterly. Distributions of net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

Each share of each class of the Fund represents an undivided, proportionate interest in the Fund. The Fund's class specific expenses include shareholder servicing fees, distribution fees, transfer agency fees, registration fees and certain expenses determined by the Trust's Board.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Shaker Investments, L.L.C. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the Fund's average daily net assets.

ADMINISTRATION  AND OTHER  SERVICES -  Citigroup  Global  Transaction  Services,
through   its   various   affiliates   (collectively   "Citigroup"),    provides
administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION - Forum Fund Services, LLC is the Fund's distributor (the "Distributor"). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act with respect to A Shares, B Shares and C Shares, the Fund pays the Distributor a fee at an annual rate of 0.25% of the average daily net assets of A Shares and 0.75% of the average daily net assets of each of B Shares and C Shares. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services. The Distribution Plan obligates the Fund to pay the Distributor compensation for the Distributor's services and not as reimbursement for certain expenses incurred. For the six months ended September 30, 2004, the Distributor received $8,609 (net of $510 waiver), $3,108 and $3,521 for the A Shares, B Shares and C Shares, respectively.

For the six months ended September 30, 2004, the Distributor retained $1,010 of the front-end sales charges assessed on the sale of A Shares. For the six months ended September 30, 2004, the Distributor did not receive any compensation from the back-end sales charges on the sale of B Shares or C Shares.

                                                                             13


SHAKER FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


SHAREHOLDER SERVICES - The Fund pays shareholder services fees at an annual rate of 0.25% of the Fund's average daily net assets of each of A Shares, B Shares and C Shares. These fees are paid to various financial institutions, including the Adviser, that provide shareholder services.

Certain Trustees and Officers of the Trust are Directors or Officers of the aforementioned companies. These persons are not paid by the Fund for serving in these capacities.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that net expenses of Intermediary Shares, A Shares, B Shares and C Shares do not exceed 1.45%, 1.65%, 2.25% and 2.20%, respectively, of that class' average daily net assets through July 31, 2005. Citigroup and the Distributor have voluntarily waived a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2004, fees waived and expenses reimbursed were as follows:

                   EXPENSE
                REIMBURSEMENT                                   TOTAL FEES
                    FROM                                        WAIVED AND
     INVESTMENT  INVESTMENT   TRANSFER SHAREHOLDER DISTRIBUTION  EXPENSES
      ADVISER      ADVISER     AGENCY   SERVICES     (12B-1)    REIMBURSED
     ---------- ------------- -------- ----------- ------------ ----------
      $62,049      $55,344      $486     $2,868        $510      $121,257

NOTE 5.  SECURITY TRANSACTIONS

The  cost  of  purchases  and  proceeds  from  sales  of  securities  (including
maturities),   other  than   short-term   investments,   were   $10,502,408  and
$13,485,773, respectively, for the six months ended September 30, 2004.

NOTE 6.  PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 314-9048, on the SEC's website at http://www.sec.gov and on the Fund's website at http://www.shakerfund.com. The Fund's proxy voting record for the twelve-month period ended June 30, 2004 is available, without charge and upon request, by calling (888) 314-9048, on the SEC's website at http://www.sec.gov and on the Fund's website at http://www.shakerfund.com.

NOTE 7.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 8.  SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchases and redemptions; and (2) ongoing costs, including management fees; Rule 12b-1 distribution fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

14


                                                                    SHAKER FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                             SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


The example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES - The "Actual Return" rows in the table below provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period. The Fund charges an annual IRA maintenance fee of $15, which is not included in the table below. If it was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund charges an annual IRA maintenance fee of $15, which is not included in the table below. If it was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) for certain share classes. Therefore, the "Hypothetical Return" rows in the table are useful for comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                      BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES   ANNUAL
                            VALUE             VALUE        PAID DURING EXPENSE
                        APRIL 1, 2004   SEPTEMBER 30, 2004 PERIOD (1)   RATIO
                      ----------------- ------------------ ----------- -------
  INTERMEDIARY SHARES
  Actual Return           $1,000.00         $  882.51        $ 6.84     1.45%
  Hypothetical Return     $1,000.00         $1,017.80        $ 7.33     1.45%

  A SHARES
  Actual Return           $1,000.00         $  881.24        $ 7.78     1.65%
  Hypothetical Return     $1,000.00         $1,016.80        $ 8.34     1.65%

  B SHARES
  Actual Return           $1,000.00         $  879.08        $10.60     2.25%
  Hypothetical Return     $1,000.00         $1,013.79        $11.36     2.25%

  C SHARES
  Actual Return           $1,000.00         $  880.44        $10.37     2.20%
  Hypothetical Return     $1,000.00         $1,014.04        $11.11     2.20%

(1)Equals the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                TRANSFER AGENT

                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                          (888) 314-9048 (toll free)
                E-mail address: shaker-fund@forum-financial.com


[LOGO]

                                  Shaker Fund
                                 P.O. Box 446
                             Portland, Maine 04112
                                (888) 314-9048

                   Investment Company Act File No. 811-3023



ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES


(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Forum Funds

By       /s/ David I. Goldstein
         ---------------------------
         David I. Goldstein, President

Date     11/30/04
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ David I. Goldstein
         -----------------------------------
         David I. Goldstein, President

Date     11/30/04
         -----------------------------------


By       /s/ Stacey E. Hong
         -----------------------------------
         Stacey E. Hong, Treasurer

Date     11/30/04
         -----------------------------------